Virtus Convertible Fund,
a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Summary Prospectus and
Statutory Prospectus for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus Convertible Fund (the “Fund”) will be effective July 25, 2022.

◾	Voya Investment Management Co., LLC, (“Voya”), will manage the Fund as subadviser.

◾	The current subadviser, Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund, and accordingly, all references to AllianzGI U.S. as subadviser of the Fund will be removed from the Fund’s prospectuses.

The portfolio managers who are currently jointly and primarily responsible for the day-to-day management of the Fund’s portfolio will continue to manage the Fund with the same investment strategies and risks as currently disclosed, as employees of Voya.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the removal of AllianzGI U.S. as subadviser are described below.

The disclosure in footnote 2 under the table in “Fees and Expenses” will be replaced with the following:

(2)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers, Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 0.96% for Class A shares, 1.73% for Class C shares, 0.71% for Institutional Class shares, 0.71% for Class P shares, 0.62% for Class R6 shares and 0.93% for Administrative Class shares through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

The “Management” section in the summary prospectus and in the summary section of the statutory prospectus, will be replaced in its entirety with the following:

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Voya Investment Management Co., LLC, (“Voya”).

Portfolio Management

>	Justin Kass, CFA, portfolio manager and senior managing director at Voya, has managed the fund since 2003.

>	Michael E. Yee, portfolio manager and managing director at Voya, has managed the fund since March 2022.

>	David J. Oberto, portfolio manager and senior vice president at Voya, has managed the fund since March 2022.

Under “The Adviser” on page 124 of the statutory prospectus, the row referencing the Fund in the table listing subadvisers of the funds of the Trust will be replaced with the following:

Virtus Convertible Fund	Voya

Under “The Subadvisers” beginning on page 125 of the statutory prospectus, the first and second paragraphs will be deleted. Additionally, a paragraph will be added with the following disclosure for Voya:

Voya is located at 230 Park Avenue, New York, NY 10169 and is a wholly-owned subsidiary of Voya Investment Management LLC (“Voya IM LLC”) a registered investment adviser, which in turn is a wholly-owned subsidiary of Voya Holdings Inc., which in turn is a wholly-owned subsidiary of Voya Financial, Inc., a publicly traded company. Voya manages approximately $310.4 billion as of March 31, 2022, of which $253.2 billion is regulatory assets under management and $57.2 billion is model/emulation assets under control. Model/emulation assets refer to assets that Voya is under contract to deliver a model portfolio to and are not considered regulatory assets under management.

In the “Portfolio Management” Section beginning on page 127 of the statutory prospectus, the AllianzGI U.S. section will be deleted in its entirety, and a new section will be added for Voya as follows:

Voya

Justin Kass, CFA. Mr. Kass, CFA, is a portfolio manager and a senior managing director with Voya, which he joined in July 2022. He also serves as Chief Investment Officer and Co-Head of the Income & Growth team. He previously was a portfolio manager and a managing director at Allianz Global Investors, which he joined in 2000. He has portfolio management, research and trading responsibilities for the Income and Growth Strategies team. In 2003, Mr. Kass was promoted to portfolio management and began handling day-to-day portfolio manager responsibilities for the firm’s US Convertible strategy in 2005. He is also a lead portfolio manager for the firm’s Income & Growth strategy since its inception in 2007. In addition to management responsibility for institutional clients, Mr. Kass is responsible for managing multiple closed-end and open-end mutual funds. Previous to joining the firm, Mr. Kass interned on the Income and Growth Strategies team, adding significant depth to its proprietary Upgrade Alert Model. He has 23 years of investment-industry experience. Mr. Kass has a B.S. from the University of California, Davis, and an M.B.A. from the UCLA Anderson School of Management. He is a CFA charterholder.

Michael E. Yee. Mr. Yee is a portfolio manager and a managing director with Voya, which he joined in July, 2022. He previously was a portfolio manager and a managing director at Allianz Global Investors, which he joined in 1995. He has portfolio-management, research and trading responsibilities for the Income and Growth Strategies team. He is also a lead portfolio manager for the firm’s Income and Growth strategy since its inception in 2007. In addition, Mr. Yee is responsible for managing multiple closed-end and open-end mutual funds. Mr. Yee was previously an analyst for the Global and Systematic team with responsibilities focused on US large-cap equity strategies. In addition, he also worked in global portfolio administration and in client service. He has 27 years of investment-industry experience. Mr. Yee was previously a financial consultant for Priority One Financial/Liberty Foundation. He has a B.S. from the University of California, San Diego, and an M.B.A. from San Diego State University.

David J. Oberto. Mr. Oberto is a portfolio manager and senior vice president with Voya, which he joined in July, 2022. He previously was a portfolio manager and a director with Allianz Global Investors, which he joined in 2007. He has portfolio management, research and trading responsibilities for the Income and Growth Strategies team. He has been a portfolio manager for the firm’s US High Yield Bond strategy since 2017. In addition to management responsibility for institutional clients, Mr. Oberto is responsible for managing multiple closed-end and open-end mutual funds. He has 18 years of investment industry experience. Mr. Oberto was previously a portfolio administrator, a credit default swaps (CDS) account manager and a trade-closer for Bain Capital. He began his career as an intern at Gabelli Asset Management. Mr. Oberto has a B.S.B.A. with a concentration in finance and a minor in economics from Fordham University and an M.S. in finance from the D’Amore-McKim School of Business at Northeastern University.

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All other disclosure concerning the Fund, including fees and expenses, will remain unchanged from the prospectuses dated January 28, 2022, as supplemented.

Investors should retain this supplement with the Prospectuses for future reference.

VST 8060 Convertible Sub Changes (7/2022)

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Virtus Convertible Fund,
a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Statement of Additional Information (“SAI”) for
Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus Convertible Fund (the “Fund”) will be effective July 25, 2022.

◾	Voya Investment Management Co., LLC, (“Voya”), will manage the Fund as subadviser.

◾	The current subadviser, Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund, and accordingly, all references to AllianzGI U.S. as subadviser to the Fund will be removed from the Fund’s SAI.

The portfolio managers who are currently jointly and primarily responsible for the day-to-day management of the Fund’s portfolio will continue to manage the Fund with the same investment strategies and risks as currently disclosed, as employees of Voya.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

In the “Glossary” beginning on page 3, the entries for “AllianzGI U.S.” and “AllianzGI U.S. Funds” will be removed. In addition, the following entry will be added:

Voya	Voya Investment Management Co., LLC, subadviser to the Convertible Fund

Also in the “Glossary” the entry for “Convertible Fund” will be replaced as follows:

Convertible Fund	Virtus Convertible Fund

In the Non-Public Portfolio Holdings Information table on page 14 the following entry will be added:

Subadviser (Convertible Fund)	Voya	Daily, with no delay

Under “Proxy Voting Policies” beginning on page 98, the paragraph entitled “AllianzGI U.S. Funds” will be removed.

In addition, the following disclosure will be added:

Convertible Fund

Voya Investment Management LLC (“Voya IM LLC”) has adopted proxy voting policies, procedures and guidelines in an effort to ensure proxies are voted in the best interests of its clients and the value of the investment, and to address any real or perceived conflicts of interest in proxy voting. Proxies of the Funds will be voted subject to Voya IM LLC’s policy. Voya IM LLC’s Proxy Committee oversees the implementation of Voya IM LLC’s proxy voting procedures and guidelines including potential conflicts of interest. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Compliance Committee oversees the implementation of each Fund’s proxy voting procedures and guidelines.

Under “Subadvisers and Subadvisory Agreements” beginning on page 109, the paragraph entitled “AllianzGI U.S.” will be removed. In addition, the following disclosure will be added:

Voya

Voya is located at 230 Park Avenue, New York, NY 10169 and is a wholly-owned subsidiary of Voya IM LLC a registered investment adviser, which in turn is a wholly-owned subsidiary of Voya Holdings Inc., which in turn is a wholly-owned subsidiary of Voya Financial, Inc., a publicly traded company. Voya manages approximately $310.4 billion as of March 31, 2022, of which $253.2 billion is regulatory assets under management and $57.2 billion is model/emulation assets under control.

Model/emulation assets refer to assets that Voya is under contract to deliver a model portfolio to and are not considered regulatory assets under management.

For its services as subadviser, VIA pays Voya a fee at the rate of 50% of the net advisory fee paid by the Convertible Fund.

In the table in the “Portfolio Managers” section under the sub-heading “Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest” on page 125, the row for the Funds are replaced in their entirety with the following:

Convertible Fund	Justin Kass Michael E. Yee David J. Oberto

After the table, the existing header “Potential Conflicts of Interest with Respect to AllianzGI U.S. and NFJ” will be renamed “Potential Conflicts of Interest.”

Also in the “Portfolio Managers” section, under the sub-header “Portfolio Manager Compensation” beginning on page 128, the paragraph entitled “Compensation Structure for AllianzGI U.S.” will be removed. Additionally, the following disclosure will be added:

Compensation Structure for Voya

Voya IM LLC’s ’s compensation philosophy is to align compensation closely with performance and to leverage the variable side of the compensation equation. Annually, Voya IM LLC participates in comprehensive industry surveys and compares the relevant data to ensure that its compensation plans remain competitive.

Key investment professionals such as portfolio managers and traders are paid competitive base salaries, are eligible for discretionary bonuses, and generally participate in Voya IM LLC’s long-term compensation program.

Bonus Program

The overall design of the annual incentive plan for investment professionals was developed to tie pay to both portfolio performance and profitability and is structured to drive performance and promote retention of top talent. Individual bonus target awards are based on external market data and internal comparators.

Investment performance is measured on both relative and absolute performance in all areas, and performance goals are set to appropriately reflect requirements for the investment team. The results for overall Voya IM LLC include a review of firm profitability, team performance and the investment professional’s individual performance, all of which influence the outcome of the discretionary bonus award recommendation process. The measures for each team are reviewed annually by Voya IM LLC’s executive management, and include the measures of investment performance versus benchmark and peer groups over one-, three- and five-year periods, as well as contributions to Voya IM LLC’s revenue growth and profitability.

Discretionary bonuses for non-investment professionals are structured similarly. The annual incentive bonus may be subject to deferral into a long-term compensation plan, as determined by the plan in effect at the time of payment.

Long-term Compensation

Voya IM LLC ’s long-term incentive plan is designed to provide ownership-like incentives to reward continued employment and to link long-term compensation to the financial performance of the business. Based on job function, internal comparators and external market data, employees may be granted long-term awards. All senior investment professionals participate in the long-term compensation plan. Participants are eligible to receive annual awards determined by the Executive Leadership Team based largely on investment performance and their contribution to firm performance. Plan awards are based on the current year’s performance as defined by Voya IM LLC’s component of the annual incentive plan. Awards may include a combination of performance share units, restricted stock units, and/or a notional investment in a predefined set of Voya mutual funds. Awards are subject to a time-based vesting schedule.

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All other disclosure concerning the Fund, including fees and expenses, will remain unchanged from the SAI dated January 28, 2022, as supplemented.

Investors should retain this supplement with the SAI for future reference.

VST 8060B Convertible Sub Changes (7/2022)

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Virtus Global Allocation Fund,
a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Summary Prospectus and
Statutory Prospectus for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus Global Allocation Fund (the “Fund”) will be effective July 25, 2022.

◾	Virtus Investment Advisers, Inc. (“VIA”), the investment adviser of the Fund, will manage the Fund directly.

◾	Kunal Ghosh and David Torchia will be added as portfolio managers of the Fund, joining Heather Bergman, Ph.D. and Paul Pietranico, CFA.

◾	Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund, and all references to AllianzGI U.S., as subadviser of the Fund, and to Claudio Marsala, Carl W. Pappo, Jr., CFA, and Rohit Ramesh, as portfolio managers of the Fund, will be removed from the prospectuses.

Additional disclosure changes resulting from the removal of AllianzGI U.S. as subadviser are described below.

The disclosure in footnote 3 under the table in “Fees and Expenses” will be replaced with the following:

(3)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers, Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 0.52% for Class A shares, 1.27% for Class C shares, 0.29% for Institutional Class shares, 0.32% for Class P shares, 0.22% for Class R6 shares and 0.47% for Administrative Class shares through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

The fund seeks to achieve its investment objective through a combination of active allocation across asset classes and actively managed strategies within those asset classes. The fund allocates its investments across asset classes in response to changing market, macroeconomic, and other factors and events that the portfolio managers believe may affect the value of the fund’s investments. To gain exposure to different asset classes, the fund incorporates actively managed underlying strategies, both directly through dedicated teams managing separate sleeves of the fund and indirectly through investments in affiliated mutual funds, as well as through passive strategies. Under normal circumstances, the fund invests directly and indirectly in global equity securities, fixed-income securities, and long and short positions using derivatives across multiple asset classes. The fund may also invest in exchange-traded funds (“ETFs”), unaffiliated mutual funds, other pooled vehicles and derivative instruments such as futures, among others. The fund’s actively managed underlying strategies incorporate environmental, social and governance (“ESG”) factors into the selection of individual securities, and the portfolio managers also consider ESG factors in the construction of the overall portfolio. The fund’s allocations to different strategies and instruments are expected to vary over time and from time to time.

The fund’s baseline long-term allocation consists of 60% to global equity exposure (the “Equity Component”) and 40% to fixed income exposure (the “Fixed Income Component”), which is also the allocation of the blended benchmark index against which the fund’s portfolio is managed. The Equity Component can include direct or indirect exposure to equity securities of any market capitalization, any sector and from any country, including emerging markets. The fund expects to invest a significant portion of the Equity Component into Virtus NFJ Global Sustainability Fund, an affiliated mutual fund. The Fixed Income Component primarily consists of direct or indirect exposure to fixed income securities from any sector, of any credit-quality including high yield bonds, from any part of the capital structure including loans, preferred securities and convertibles, denominated in any currency and issued by any country including emerging markets. Within the Fixed Income Component, the allocation to high-yield bonds, senior loans, preferred, convertibles and emerging market debt, U.S. will not exceed 30% of the fund’s assets on a gross exposure basis. Separately, the fund will also invest in non-U.S. currencies and take FX positions through derivatives, both long and short.

The portfolio managers may also invest up to 10% of the portfolio in any other asset class that falls outside of the Equity Component and the Fixed-Income Component, which constitute the “Other Component.” Examples include, but are not limited to, derivatives on carbon emissions and commodities. Other asset classes or investment grade strategies may be added at the portfolio managers’ discretion. The portfolio managers will typically over- or under-weight the fund’s portfolio against the baseline long-term allocation, depending on the portfolio managers’ view of the relative attractiveness of the investment opportunities available, which will change over time.

Depending on market conditions, the Equity Component may range between approximately 50% and 70% of the fund’s assets, the Fixed Income Component may range between approximately 20% and 60% of the fund’s assets and the Other Component may range between 0% and 10% of the fund’s assets. As a result of its derivative positions, the fund may have gross investment exposures in excess of 100% of its net assets (i.e., the fund may be leveraged) and therefore subject to heightened risk of loss. The fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not directly or indirectly own those underlying assets or indices.

The portfolio managers adjust the fund’s exposure to the Equity Component, the Fixed Income Component, and the Other Component in response to changes in their views based on their analysis of market, macroeconomic and other factors. In conjunction with their asset class analysis the portfolio managers seek to gain exposure to desired asset classes primarily through actively managed underlying strategies that apply ESG factors (including the strategy employed by Virtus NFJ Global Sustainability Fund within the Equity Component) and passive ESG ETFs and futures. They also consider ESG factors in the construction of the overall portfolio. The portfolio managers believe that investing in companies with strong records for managing ESG risks can generate long-term competitive financial returns and positive societal impact.

Within the Fixed Income Component limits described above, the fund intends to make use of an integrated ESG security selection strategy (“U.S. Fixed Income Sleeve”) that is managed by a dedicated team of portfolio managers. This strategy focuses on investments in bonds, notes, other debt instruments and preferred securities, including derivatives relating to such investments. The portfolio managers invest in a diversified portfolio of high-quality bonds that generates return primarily through security selection and sector rotation with an investment grade focus. The U.S. Fixed Income Sleeve may also invest in high yield debt (commonly known as “junk bonds”). The strategy is based on bottom-up fundamental credit research, which accounts for the potential financial impact of ESG issues facing corporations and therefore considers ESG factors alongside financial factors in the security selection and overall risk management process. The evaluation process aims to mitigate extreme losses through ESG tail risk management. Portfolio managers have the ability to weigh risks relative to market compensation and relative to corporate strategies that seek to address identified ESG concerns.

As a portion of the Equity Component described above, the fund intends to make use of a managed volatility strategy that focuses on investments in globally diverse equity securities, including emerging market equities (“Managed Volatility Sleeve”), and is managed by a dedicated team of portfolio managers. The sleeve’s strategy focuses on the overall management of portfolio volatility and favors stocks that demonstrate lower beta and is measured against the performance of the MSCI ACWI Minimum Volatility Index. The portfolio managers apply an investment constraint requiring each individual security within the Managed Volatility Sleeve to have earned a minimum rating for any of the three “E”, “S”, or “G” components at the time of purchase where the process incorporates with scores based on company sustainability disclosure, government and academic data and media searches, among other sources.

The fund may invest in any type of equity or fixed income security, including common and preferred stocks, warrants and convertible securities, mortgage-backed securities, asset-backed securities and government and corporate bonds. The fund may invest in securities of companies of any capitalization, including smaller capitalization companies. The fund also may make investments intended to provide exposure to one or more commodities or securities indices, currencies, and real estate-related securities. The fund is expected to be highly diversified across industries, sectors, and countries. The fund may liquidate a holding if it locates another instrument that offers a more attractive exposure to an asset class

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or when there is a change in the fund’s target asset allocation or allocation among dedicated sleeves, or if the instrument is otherwise deemed inappropriate.

In implementing these investment strategies, the fund may make substantial use of over-the-counter (OTC) or exchange-traded derivatives, including futures contracts, interest rate swaps, total return swaps, credit default swaps, options (puts and calls) purchased or sold by the fund, currency forwards, and structured notes. The fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. When making use of volatility-linked derivatives, the fund will enter into instruments such as variance swaps, volatility futures and similar volatility instruments that reference indexes representing targeted asset classes, such as variance swaps on the S&P 500 Index or on the Euro Stoxx 50 Index. Derivatives positions are eligible to be held in any of the Equity Component, the Fixed Income Component or Other Component of the fund. The fund may maintain a significant percentage of its assets in cash and cash equivalents which will serve as margin or collateral for the fund’s obligations under derivative transactions.

The “Management” section in the summary prospectus and in the summary section of the statutory prospectus will be replaced in its entirety with the following:

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

Portfolio Management

>	Heather Bergman, Ph.D., Senior Portfolio Manager and Managing Director, Virtus Multi-Asset, of VIA, has managed the fund since 2017.

>	Paul Pietranico, CFA, Senior Managing Director and Chief Investment Officer, Virtus Multi-Asset, of VIA, has managed the fund since 2009.

>	Kunal Ghosh, Senior Managing Director and Chief Investment Officer, Virtus Systematic, of VIA, has managed the Equity Sleeve of the fund since July 2022.

>	David Torchia, Senior Portfolio Manager and Managing Director of VIA, has managed the Fixed Income Sleeve of the fund since July 2022.

In the section “More Information About Investment Objectives and Principal Investment Strategies” the disclosure under “Principal Investment Strategies” on page 87 of the statutory prospectus will be replaced with the following:

The fund seeks to achieve its investment objective through a combination of active allocations across asset classes and actively managed strategies within those asset classes. The fund allocates its investments across asset classes in response to changing market, macroeconomic, and other factors and events that the portfolio managers believe may affect the value of the fund’s investments. To gain exposure to different asset classes, the fund incorporates actively managed underlying strategies, both directly through dedicated teams managing separate sleeves of the fund and indirectly through investments in affiliated mutual funds, as well as through passive strategies. Under normal circumstances, the fund invests directly and indirectly in global equity securities, fixed-income securities, and long and short positions using derivatives across multiple asset classes. The fund may also invest in exchange-traded funds (“ETFs”), unaffiliated mutual funds, other pooled vehicles and derivative instruments such as futures, among others. The fund’s actively managed underlying strategies incorporate environmental, social and governance (“ESG”) factors into the selection of individual securities, and the portfolio managers also consider ESG factors in the construction of the overall portfolio. The fund’s allocations to different strategies and instruments are expected to vary over time and from time to time.

The fund’s baseline long-term allocation consists of 60% to global equity exposure (the “Equity Component”) and 40% to fixed income exposure (the “Fixed Income Component”), which is also the allocation of the blended benchmark against which the fund’s portfolio is managed. The Equity Component can include direct or indirect exposure to equity securities of any market capitalization, any sector and from any country, including emerging markets. The fund expects to invest a significant portion of the Equity Component into Virtus NFJ Global Sustainability Fund, an affiliated mutual fund. The Fixed Income Component primarily consists of direct or indirect exposure to fixed income securities from any sector, of any credit-quality including high yield bonds, from any part of the capital structure including loans, preferred securities and convertibles, denominated in any currency and issued by any country including emerging markets. Within the Fixed Income Component, the allocation to high-yield bonds, senior loans, preferred securities, convertibles and emerging market debt will not exceed 30% of the fund’s assets on a

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gross exposure basis. Separately, the fund will also invest in non-U.S. currencies and take FX positions through derivatives, both long and short.

The portfolio managers may also invest up to 10% of the portfolio in any other asset class that falls outside of the Equity Component and the Fixed-Income Component, which constitute the “Other Component.” Examples include, but are not limited to, derivatives on commodities. Other asset classes or investment strategies may be added at the portfolio managers’ discretion. The portfolio managers will typically over- or under-weight the fund’s portfolio against the baseline long-term allocation, depending on the portfolio managers’ view of the relative attractiveness of the investment opportunities available, which will change over time.

The portfolio managers analyze market cycles, economic cycles and valuations across asset classes, which may cause them to adjust the fund’s exposures to individual holdings and asset classes. Under normal circumstances, based on the portfolio managers’ assessment of market conditions, the Equity Component is expected to range between approximately 50% and 70% of the fund’s assets, the Fixed Income Component is expected to range between approximately 20% and 60% of the fund’s assets and the Other Component may range between 0% and 10% of the fund’s assets. As a result of its derivative positions, the fund may have gross investment exposures in excess of 100% of its net assets (i.e., the fund may be leveraged) and therefore subject to heightened risk of loss. The fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not directly or indirectly own those underlying assets or indices.

The portfolio managers adjust the fund’s exposure to the Equity Component, the Fixed Income Component, and the Other Component in response to changes in their views based on their analysis of market, macroeconomic and other factors. In conjunction with their asset class analysis the portfolio managers seek to gain exposure to desired asset classes primarily through actively managed underlying strategies that apply ESG factors (including the strategy employed by Virtus NFJ Global Sustainability Fund within the Equity Component) and passive ESG ETFs and futures. They also consider ESG factors in the construction of the overall portfolio. The portfolio managers believe that investing in companies with strong records for managing ESG risks can generate long-term competitive financial returns and positive societal impact.

Within the Fixed Income Component limits described above, the fund intends to make use of an integrated ESG security selection strategy (“U.S. Fixed Income Sleeve”) that is managed by a dedicated team of portfolio managers. This strategy focuses on investments in bonds, notes, other debt instruments and preferred securities, including derivatives relating to such investments. The portfolio managers invest in a diversified portfolio of high-quality bonds that generates return primarily through security selection and sector rotation with an investment grade focus. The U.S. Fixed Income Sleeve may also invest in high yield debt (commonly known as “junk bonds”). The strategy is based on bottom-up fundamental credit research, which accounts for the potential financial impact of ESG issues facing corporations and therefore considers ESG factors alongside financial factors in the security selection and overall risk management process. Portfolio managers have the ability to weight risks relative to market compensation and relative to corporate strategies that seek to address identified ESG concerns.

As a portion of the Equity Component described above, the fund intends to make use of a managed volatility strategy that focuses on investments in globally diverse equity securities, including emerging market equities (“Managed Volatility Sleeve”), and is managed by a dedicated team of portfolio managers. The sleeve’s strategy focuses on the overall management of portfolio volatility and favors stocks that demonstrate lower beta. The portfolio managers apply an investment constraint requiring that the weighted average of the MSCI “E,” “S” and “G” scores of the individual securities within the Managed Volatility Sleeve is higher at the time of purchase than that of the benchmark, the MSCI All Country World Index. The ESG evaluation process incorporates scores based on company sustainability disclosure, government and academic data and media searches, among other sources.

The fund may invest in any type of equity or fixed income security, including common and preferred stocks, warrants and convertible securities, mortgage-backed securities, asset-backed securities and government and corporate bonds. The fund may invest in fixed income securities of any maturity. The fund may invest in securities of companies of any capitalization, including smaller capitalization companies. The fund also may make investments intended to provide exposure to one or more commodities or securities indices, currencies, and real estate-related securities. The fund is expected to be highly diversified across industries, sectors, and countries. The fund may liquidate a holding if it locates another instrument that offers a more attractive exposure to an asset class or when there is a change in the fund’s target asset allocation or allocation among dedicated sleeves, or if the instrument is otherwise deemed inappropriate.

In implementing these investment strategies, the fund may make substantial use of over-the-counter (OTC) or exchange-traded derivatives, including futures contracts, interest rate swaps, total return swaps, credit default swaps, options (puts and calls) purchased or sold by the fund, currency forwards, and structured notes. The fund may use

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derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. When making use of volatility-linked derivatives, the fund will enter into instruments such as variance swaps, volatility futures and similar volatility instruments that reference indexes representing targeted asset classes, such as variance swaps on the S&P 500 Index or on the Euro Stoxx 50 Index. Derivatives positions are eligible to be held in any of the Equity Component, the Fixed Income Component or Other Component of the fund. The fund may maintain a significant percentage of its assets in cash and cash equivalents which will serve as margin or collateral for the fund’s obligations under derivative transactions.

Under “The Adviser” on page 124 of the statutory prospectus, the row referencing the Fund in the table listing subadvisers of the funds of the Trust will be removed.

Under “The Subadvisers” beginning on page 125 of the statutory prospectus, the first and second paragraphs will be deleted.

The row referencing the Fund in the table listing subadvisory fee rates on page 126 of the statutory prospectus and the paragraph following the table will be deleted.

In the Portfolio Management Section beginning on page 127 of the statutory prospectus, the AllianzGI U.S. section will be deleted in its entirety, and replaced with a new section for VIA as follows.

VIA

Virtus Global Allocation Fund	Heather Bergman, Ph.D. (since 2017) Paul Pietranico, CFA (since 2009) Kunal Ghosh (Equity Sleeve) (since 2022) David Torchia (Fixed Income Sleeve) (since 2022)

Heather Bergman, Ph.D. Ms. Bergman is a Senior Portfolio Manager and Managing Director, Virtus Multi-Asset, with Virtus Investment Advisers, Inc. As a member of the Multi-Asset Team, she manages Active Allocation strategies and investment functions around the 529 portfolios. She also focuses on the due diligence efforts into the underlying investment strategies in the US for both internal and external managers and actively contributes to the team’s Fundamental Research. She has 14 years of investment industry experience. Previously, she was a portfolio manager and a director with Allianz Global Investors, which she joined in 2011. Ms. Bergman previously taught at UCLA. Before that, she was an analyst at a global hedge fund. Ms. Bergman has a B.A. from Georgetown University, an M.A. from Columbia University and a Ph.D. in international political economy from the University of California, Los Angeles.

Paul Pietranico, CFA. Mr. Pietranico is a Senior Managing Director and Chief Investment Officer, Virtus Multi-Asset, with Virtus Investment Advisers, Inc. He is a portfolio manager on active allocation, multi asset income and unconstrained multi asset strategies. Paul has investment industry experience since 1995. Previously, he was a Director and Senior Portfolio Manager, Allianz Global Investors Multi Asset US, which he joined in 2005, and where he was a member of the global team’s Fundamental Multi Asset Investment Committee and co-head of the Fixed Income working group. He previously worked at Charles Schwab & Co. in the Schwab Center for Investment Research, focusing on asset allocation, manager research and quantitative modeling. Mr. Pietranico has a B.S. in physics, an M.A. in philosophy of science, and an M.S. in engineering economic systems and operations research from Stanford University. He is a CFA charterholder.

Kunal Ghosh. Mr. Ghosh is a Senior Managing Director and Chief Investment Officer, Virtus Systematic, with Virtus Investment Advisers, Inc., which he joined in 2022. He has 17 years of investment-industry experience. Previously, he was a managing director and head of the Systematic team with Allianz Global Investors. Mr. Ghosh was previously a research associate and portfolio manager for Barclays Global Investors, and a quantitative analyst for the Cayuga Hedge Fund. He has a B.Tech. from the Indian Institute of Technology, an M.S. in material engineering from the University of British Columbia and an M.B.A. from Cornell University.

David Torchia. Mr. Torchia is a portfolio manager and head of multi-sector credit strategies/investment grade at Stone Harbor Investment Partners, and Senior Portfolio Manager and Managing Director with Virtus Investment Advisers Inc. Prior to joining Stone Harbor Investment Partners in 2006, Mr. Torchia was a Managing Director and senior portfolio manager responsible for directing investment policy and strategy for all investment grade U.S. fixed income portfolios at Citigroup Asset Management. Previously, he served as a portfolio manager and investment policy committee member at Salomon Brothers Asset Management and as a

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manager of structured portfolios for the bond portfolio analysis group at Salomon Brothers Inc. Mr. Torchia earned a B.S. in industrial engineering from the University of Pittsburgh and an M.B.A in finance from Lehigh University. He began working in the investment industry in 1984.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the prospectuses dated January 28, 2022, as supplemented.

Investors should retain this supplement with the Prospectuses for future reference.

VST 8060 Global Allocation Sub Changes (7/2022)

6

Virtus Global Allocation Fund,
a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Statement of Additional Information (“SAI”)
for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus Global Allocation Fund (the “Fund”) will be effective July 25, 2022.

◾	Virtus Investment Advisers, Inc. (“VIA”), the investment adviser of the Fund, will manage the Fund directly.

◾	Kunal Ghosh and David Torchia will be added as portfolio managers of the Fund, joining Heather Bergman, Ph.D. and Paul Pietranico, CFA.

◾	Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund, and all references to AllianzGI U.S. as subadviser to the Fund, and to Claudio Marsala, Carl W. Pappo, Jr., CFA, and Rohit Ramesh, as portfolio managers of the Fund will be removed from the SAI.

Additional disclosure changes resulting from the removal of AllianzGI U.S. as subadviser are described below.

In the “Glossary” beginning on page 3, the entries for “AllianzGI U.S.” and “AllianzGI U.S. Funds” will be removed.

Also in the “Glossary” the entry for the “Global Allocation Fund” will be replaced as follows:

Global Allocation Fund	Virtus Global Allocation Fund

In the Non-Public Portfolio Holdings Information table on page 13, the second entry will be removed.

Under “Proxy Voting Policies” beginning on page 102, the section entitled “AllianzGI U.S. Funds” will be removed.

In addition, the following disclosure will be added:

Global Allocation Fund

VIA has adopted proxy voting policies, procedures and guidelines (“Guidelines”) in an effort to ensure proxies are voted in the best interests of its clients and the value of the investment, and to address any real or perceived conflicts of interest in proxy voting. Proxies of the Funds will be voted subject to the Funds’ Policy and, to the extent applicable, in accordance with any resolutions or other instructions approved by authorized persons of the Funds. Any VIA representative identifying a conflict of interest in voting a proxy is required to immediately report the conflict of interest to VIA’s CCO who will determine a course of action. VIA’s Guidelines allow VIA to utilize a qualified, non-affiliated third-party vendor to review proxies and make voting recommendations on behalf of VIA’s clients consistent with the Guidelines. VIA may choose not to vote proxies in certain situations or for certain accounts, such as but not limited to the following:

●	When VIA deems the cost of voting would exceed any anticipated benefit to the respective client(s);
●	When a proxy is received for a security VIA no longer manages (i.e., VIA has previously sold the entire position); and/or
●	When the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security.

A complete copy of VIA’s Proxy Voting Guidelines is available by sending a written request to Virtus Investment Advisers, Inc., Attn: Chief Compliance Officer, One Financial Plaza, Hartford, CT 06103. Email requests may be sent to: david.fusco@virtus.com.

Under “Subadvisers and Subadvisory Agreements” beginning on page 109, the first paragraph will be replaced with the following:

The Adviser has entered into subadvisory agreements with respect to the Convertible Fund, Emerging Markets Value Fund, Global Sustainability Fund, High Yield Fund, Short Duration High Income Fund and Water Fund. Each subadvisory agreement provides that the Adviser will delegate to the respective subadviser the performance of certain of its investment management services under the Investment Advisory Agreement with respect to each of the funds for which that subadviser provides subadvisory services. Each subadviser furnishes at its own expense the office facilities and personnel necessary to perform such services. The Adviser remains responsible for the supervision and oversight of each subadviser’s performance. Each subadvisory agreement will continue in effect from year to year if specifically approved by the Trustees, including a majority of the Independent Trustees. The subadvisory fees are paid by the Adviser out of its advisory fees from the funds. The Adviser has not delegated to subadvisers the investment management services with respect to the Global Allocation Fund and International Small-Cap Fund.

The section entitled “AllianzGI U.S.” on page 110 will be removed.

In the table in the “Portfolio Managers” section under the sub-heading “Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest” on page 125, the row for the Fund is replaced in its entirety with the following:

Global Allocation Fund	Heather Bergman Paul Pietranico, CFA Kunal Ghosh (Equity Sleeve) David Torchia (Fixed Income Sleeve)

After the table, the existing header “Potential Conflicts of Interest with Respect to AllianzGI U.S. and NFJ” will be renamed “Potential Conflicts of Interest.”

The disclosure in the “Other Accounts Managed (No Performance Based Fees)” table beginning on page 126 of the SAI will be amended by removing the rows for Mr. Marsala, Mr. Pappo and Mr. Ramesh. In addition, rows showing the information for Mr. Ghosh and Mr. Torchia will be added to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Kunal Ghosh*	1	130	12	2.8	3	130
David Torchia*	2	82.4	4	1,435.4	6	701.1

*As of June 30, 2022.

The disclosure in the “Other Accounts Managed (With Performance Based Fees)” table beginning on page 127 of the SAI will be amended by removing the rows for Mr. Marsala, Mr. Pappo and Mr. Ramesh. In addition, rows showing the information for Mr. Ghosh and Mr. Torchia will be added to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Kunal Ghosh**	0	N/A	0	N/A	0	N/A
David Torchia**	0	N/A	0	N/A	1	841.1

**As of June 30, 2022.

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Also in the “Portfolio Managers” section, under the sub-header “Portfolio Manager Compensation” beginning on page 128, the paragraph titled “Compensation Structure for AllianzGI U.S.” will be removed and replaced by the following paragraph:

Compensation Structure for VIA

Virtus believes that the firm’s compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Virtus receive a competitive base salary, an incentive bonus opportunity and a benefits package. Certain professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance. Certain key individuals also have the opportunity to take advantage of a long-term incentive compensation program, including potential awards of Virtus restricted stock units (“Virtus RSUs”) with multi-year vesting, subject to Virtus board of directors’ approval. Following is a more detailed description of Virtus’ compensation structure.

Base Salary. Each portfolio manager is paid a fixed base salary, which is designed to be competitive in light of the individual’s experience and responsibilities. Base salary is determined using compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

Incentive Bonus. Annual incentive payments are based on targeted compensation levels, adjusted based on profitability, investment performance factors and a subjective assessment of contribution to the team effort. The short-term incentive payment is generally paid in cash, but a portion may be made in Virtus RSUs. Individual payments are assessed using comparisons of actual investment performance with specific peer group or index measures. (Current benchmarks and/or peer groups are indicated in the table below.) Performance of the Funds managed is generally measured over one-, three- and five-year periods and an individual manager’s participation is based on the performance of each Fund/account managed.

Fund	Benchmark(s) and/or Peer Group
Global Allocation Fund (equity portion)	MSCI All Country World Index

Global Allocation Fund (fixed income portion)	Bloomberg U.S. Aggregate Bond Index

While portfolio manager compensation contains a performance component, this component is adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risk. This approach ensures that investment management personnel remain focused on managing and acquiring securities that correspond to a fund’s mandate and risk profile and are discouraged from taking on more risk and unnecessary exposure to chase performance for personal gain. We believe we have appropriate controls in place to handle any potential conflicts that may result from a substantial portion of portfolio manager compensation being tied to performance.

Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of Virtus and its affiliates, including 401(k), health and other employee benefit plans.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 130 of the SAI will be amended by removing the rows for Mr. Marsala, Mr. Pappo and Mr. Ramesh. In addition, rows showing the information for Mr. Ghosh and Mr. Torchia will be added to reflect the following information and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Investment Strategies
Kunal Ghosh[5]	Global Allocation Fund	None	None
David Torchia[5]	Global Allocation Fund	None	None

5  As of June 30, 2022. Mr. Ghosh and Mr. Torchia became Portfolio Managers of the Global Allocation Fund effective July 25, 2022.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the SAI dated January 28, 2022, as supplemented.

Investors should retain this supplement with the SAI for future reference.

VST 8060B Global Allocation Sub Changes (7/2022)

3

Virtus Global Sustainability Fund,
a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Summary Prospectus and
Statutory Prospectus for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus Global Sustainability Fund (the “Fund”) will be effective July 25, 2022.

◾	NFJ Investment Group, LLC (“NFJ”), an affiliate of Virtus Investment Advisers, Inc., will manage the Fund as subadviser.

◾	R. Burns McKinney, CFA, John R. Mowrey, CFA, Thomas W. Oliver, CFA, CPA, Jeff N. Reed, CFA and J. Garth Reilly will be added as portfolio managers of the Fund.

◾	Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund and, accordingly, all references to AllianzGI U.S. as subadviser of the Fund and all references to Robbie Miles, CFA and Gunnar Miller as portfolio managers of the Fund will be removed from the prospectuses.

◾	The Fund will be renamed the Virtus NFJ Global Sustainability Fund.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

The disclosure in footnote 2 under the table in “Fees and Expenses” will be replaced with the following:

(2)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers, Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 0.94% for Class As hares, 0.69% for Institutional Class shares and 0.79% for Class P shares through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

The fund seeks to achieve its investment objective by creating a portfolio of global equities with a focus on companies that the portfolio managers believe exhibit strong records with respect to environmental, social, and corporate governance (“ESG”) factors. The fund normally invests primarily in equity securities of both U.S. and non-U.S. companies, including emerging market securities. Under normal market conditions, the fund will invest at least 40% of its assets in non-U.S. securities. Notwithstanding the previous sentence, if the weighting of non-U.S. securities in the Dow Jones Sustainability World Index (the “Index”) drops below 45%, the fund may invest a lower amount in non-U.S. securities, which will normally be such that the minimum level for non-U.S. securities will be 5% below the weighting of non-U.S. securities in the Index as of the most recently published month-end composition. As of September 30, 2021, the capitalization weighting of non-U.S. securities in the Index was approximately 57.66%. The fund is not managed with reference to the Index, and its primary performance benchmark is the MSCI ACWI. The portfolio managers intend to diversify the fund’s investments across geographic regions and economic sectors. The fund intends, but is not required, to hold stocks that are not included in the benchmark index. The fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The fund may achieve its exposure to non-U.S. securities either directly or through depository receipts such as Global Depositary Receipts (GDRs).

The portfolio managers begin with an investment universe comprised of more than 5,000 equity securities and assess individual securities using a disciplined investment process that integrates a focus on the ESG records of the issuers of such securities with proprietary fundamental, company- specific research and quantitative analysis. The portfolio managers utilize a sector analysis to screen out issuers based on revenue from sectors such as tobacco, thermal coal, alcohol, gambling and weapons.

The portfolio managers use a proprietary ESG model scoring to evaluate and rate the securities in the investment universe. The portfolio managers believe that there are long-term benefits in an investment philosophy that attaches material weight to certain issues that receive less attention from traditional investment analysis, such as the environment, workplace relations, human rights, community relations, product safety and impact, and corporate governance and business ethics. The portfolio managers also believe that investing in companies with strong records for managing ESG risks can generate long-term competitive financial returns and positive societal impact and that companies that do not exhibit strong records with respect to ESG factors may be at a greater long-term risk of negative economic consequences. With respect to ESG factors, the portfolio managers will aim to invest the majority of the fund’s portfolio in stocks that they rate as best-in-class (i.e., NFJ ESG rated AAA, AA or A) and avoid stocks rated worst-in-class (i.e., NFJ rated B and CCC), although the portfolio managers maintain discretion to invest from time to time in companies with minimum ESG scores and to exclude companies with high ESG scores from the fund’s portfolio.

The portfolio managers then analyze specific companies for possible investment through a disciplined, fundamental, bottom up-research process and quantitative analysis. In identifying potential investments, the portfolio managers ordinarily look for companies that exhibit some or all of the following characteristics: a strong record with respect to ESG factors; a demonstrated record of ESG risk management; long-term competitive advantage; a strong balance sheet; high barriers to entry in the company’s industry or area of business; and a strong record of capital discipline. The portfolio managers then seek to identify attractively-valued quality companies that exhibit growth characteristics. The portfolio managers construct the fund’s portfolio with the expectation that stock-specific risk will drive the fund’s returns over a complete market cycle and may reallocate the portfolio’s holdings in attempting to mitigate other risk factors, such as currency risk, country/regional risk, investment style risk, and sector risk, among others. Under normal circumstances, the portfolio managers typically select approximately 40 to 60 stocks for the fund.

The “Management” section in the summary prospectus and in the summary section of the statutory prospectus will be replaced in its entirety with the following:

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is NFJ Investment Group, LLC (“NFJ”).

Portfolio Management

>	R. Burns McKinney, CFA, senior portfolio manager, analyst, and managing director for the NFJ Investment team, has managed the Fund since July 2022.

>	John R. Mowrey, CFA, senior portfolio manager, analyst, executive managing director, and Chief Investment Officer for the NFJ Investment team, has managed the Fund since July 2022.

>	Thomas W. Oliver, CFA, CPA, senior portfolio manager, analyst, and managing director for the NFJ Investment team, has managed the Fund since July 2022.

>	Jeff N. Reed, CFA, senior portfolio manager, analyst, and managing director for the NFJ Investment team, has managed the Fund since 2022.

>	J. Garth Reilly, senior portfolio manager, analyst, and managing director for the NFJ Investment team, has managed the Fund since 2022.

In the section “More Information About Investment Objectives and Principal Investment Strategies” the disclosure under “Principal Investment Strategies” on page 94 of the statutory prospectus will be replaced with the following:

The fund seeks to achieve its investment objective by creating a portfolio of global equities with a focus on companies that the portfolio managers believe exhibit strong records with respect to environmental, social, and corporate governance (“ESG”) factors. The fund normally invests primarily in equity securities of both U.S. and non-U.S. companies, including emerging market securities. Under normal market conditions, the fund will invest at least 40% of its assets in non-U.S. securities. Notwithstanding the previous sentence, if the weighting of non-U.S. securities in the

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Dow Jones Sustainability World Index (the “Index”) drops below 45%, the fund may invest a lower amount in non-U.S. securities, which will normally be such that the minimum level for non-U.S. securities will be 5% below the weighting of non-U.S. securities in the Index as of the most recently published month-end composition. As of June 30, 2022, the capitalization weighting of non-U.S. securities in the Index was approximately 48.5%. The fund is not managed with reference to the Index, and its primary performance benchmark is the MSCI ACWI. The portfolio managers intend to diversify the fund’s investments across geographic regions and economic sectors. The fund intends, but is not required, to hold stocks that are not included in the benchmark index. The fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The fund may achieve its exposure to non-U.S. securities either directly or through depository receipts such as Global Depositary Receipts (GDRs).

The portfolio managers begin with an investment universe comprised of more than 5,000 equity securities and assess individual securities using a disciplined investment process that integrates a focus on the ESG records of the issuers of such securities with proprietary fundamental, company-specific research and quantitative analysis. The portfolio managers utilize a sector analysis to screen out issuers based on revenue from sectors such as tobacco, thermal coal, alcohol, gambling and weapons.

The portfolio managers use a proprietary ESG scoring model to evaluate and rate the securities in the investment universe. Based on this proprietary ESG scoring model, companies’ ESG practices and risk factors are considered as part of the investment process, namely for the purposes of identifying tail risk factors (i.e., low probability factors that could have an outsized negative effect on performance) arising from a company’s ESG practices and understanding how a company’s ESG risk factors might affect the company and its performance. The portfolio managers believe that there are long-term benefits in an investment approach that attaches material weight to certain issues that receive less attention from traditional investment analysis, such as the environment, workplace relations, human rights, community relations, product safety and impact, and corporate governance and business ethics. The portfolio managers also believe that investing in companies with strong records for managing ESG risks can generate long-term competitive financial returns and positive societal impact and that companies that do not exhibit strong records with respect to ESG factors may be at a greater long-term risk of negative economic consequences. With respect to ESG factors, the portfolio managers will aim to invest the majority of the fund’s portfolio in stocks that they rate as best-in-class (i.e., NFJ ESG rated AAA, AA, or A) and avoid stocks rated worst-in-class (i.e., NFJ ESG rated B or CCC ), although the portfolio managers maintain discretion to invest from time to time in companies with minimum ESG scores and to exclude companies with high ESG scores from the fund’s portfolio.

The portfolio managers then analyze specific companies for possible investment through a disciplined, fundamental, bottom up-research process and quantitative analysis. In identifying potential investments, the portfolio managers ordinarily look for companies that exhibit some or all of the following characteristics: a strong record with respect to ESG factors; a demonstrated record of ESG risk management; long-term competitive advantage; a strong balance sheet; high barriers to entry in the company’s industry or area of business; and a strong record of capital discipline. The portfolio managers then seek to identify attractively-valued quality companies that exhibit growth characteristics. The portfolio managers construct the fund’s portfolio with the expectation that stock-specific risk will drive the fund’s returns over a complete market cycle and may reallocate the portfolio’s holdings in attempting to mitigate other risk factors, such as currency risk, country/regional risk, investment style risk, and sector risk, among others. Under normal circumstances, the portfolio managers typically select approximately 40 to 60 stocks for the fund.

In connection with the portfolio managers’ ESG-related investments, the fund may engage in a variety of activities as a shareholder in certain portfolio companies. These activities are intended to raise issues related to ESG factors with the management of certain portfolio companies and to protect long-term investor interests. The Manager’s actions are also intended to encourage more sustainable governance policies, financial markets and corporate practices in keeping with the fund’s focus on issues related to ESG factors. In seeking to accomplish these goals, the fund may engage in active share ownership of its portfolio companies, including by initiating or supporting shareholder resolutions, voting shareholder proxies and engaging in dialogue with the management.

The portfolio managers regularly monitor the ESG ratings of individual holdings, and the risk and return profile of the portfolio, and may consider whether to sell a particular security when any of the above factors materially changes, or when a more attractive investment candidate is available. The fund typically does not seek to hedge its exposure to securities denominated in non-U.S. dollar currencies but retains the flexibility to do so at any time.

The fund may invest in equity-related instruments. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities.

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In response to adverse market, economic, political or other conditions, the fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The fund may be less likely to achieve its investment objective when it does so.

Under “The Adviser” on page 124 of the statutory prospectus, the row referencing the Fund in the table listing subadvisers of the funds of the Trust will be replaced with the following:

Virtus NFJ Global Sustainability Fund	NFJ

Under “The Subadvisers” beginning on page 125 of the statutory prospectus, the first and second paragraphs will be deleted.

In the Portfolio Management Section beginning on page 127 of the statutory prospectus, the AllianzGI U.S. section will be deleted in its entirety, and a new section will be added to the NFJ section as follows.

Virtus NFJ Global Sustainability Fund	R. Burns McKinney, CFA (since July 2022) John R. Mowrey, CFA (since July 2022) Thomas W. Oliver, CFA, CPA (since July 2022) Jeff N. Reed, CFA (since July 2022) J. Garth Reilly (since July 2022)

R. Burns McKinney, CFA. Mr. McKinney is a managing director and a senior portfolio manager/analyst at NFJ Investment Group. He serves as a co-lead portfolio manager of the NFJ Dividend Value and NFJ International Value strategies. He has been quoted and featured in a number of national publications, including the Wall Street Journal and Barron’s, and has been a featured guest on CNBC and Bloomberg TV. Prior to joining NFJ in 2006, Mr. McKinney was an equity analyst at Evergreen Investments, an investment banking analyst at Alex. Brown & Sons, a vice president in equity research at Merrill Lynch, and an equity analyst at Morgan Stanley. Mr. McKinney earned a B.A. in economics from Dartmouth College and an M.B.A. from The Wharton School, The University of Pennsylvania. He is a Chartered Financial Analyst®(CFA®) charterholder. He began his career in the investment industry in 1996.

John R. Mowrey, CFA. Mr. Mowrey is an executive managing director, senior portfolio manager/analyst, and chief investment officer of NFJ Investment Group, responsible for the overall investment policy for all value equity portfolios, hiring new talent, and building out the team’s investment capabilities. He serves as co-lead portfolio manager for the NFJ Mid Cap Value, NFJ Small Cap Value, NFJ Emerging Markets Value, and NFJ Infrastructure Income strategies. Mr. Mowrey joined NFJ in 2007 and has been quoted and featured in a number of national publications, including Barron’s, Kiplinger and MarketWatch, and has been a featured guest on CNBC. He earned a B.A. in political science from Rhodes College and an M.B.A. from Southern Methodist University. He is a Chartered Financial Analyst® (CFA®) charterholder. He began his career in the investment industry in 2007.

Thomas W. Oliver, CFA, CPA. Mr. Oliver is a managing director and senior portfolio manager/analyst at NFJ Investment Group. He serves as a co-lead portfolio manager of the NFJ Dividend Value, NFJ Large Cap Value and NFJ All Cap Value strategies. Prior to joining NFJ in 2005, Mr. Oliver was a manager of corporate reporting at Perot Systems and an auditor at Deloitte & Touche. Mr. Oliver earned a B.B.A. and an M.B.A. from the University of Texas. He is a Chartered Financial Analyst® (CFA®) charterholder and has his Certified Public Accountant (CPA) designation. He began his career in the investment industry in 1995.

Jeff N. Reed, CFA. Mr Reed is a managing director and senior portfolio manager/analyst at NFJ Investment Group. He serves as a co-lead portfolio manager of the NFJ Dividend Value, NFJ Large Cap Value and NFJ All Cap Value strategies. Prior to joining NFJ in 2007, Mr. Reed was a credit analyst at Frost Bank. Mr. Reed earned a B.B.A. in finance and e-business from Texas Christian University and an M.B.A. from the University of Texas, McCombs School of Business. He is currently enrolled in the Master of Science in Data Science program with a specialization in machine learning at Southern Methodist University. He is a Chartered Financial Analyst® (CFA®) charterholder. He began his career in the investment industry in 2004.

J. Garth Reilly. Mr. Reilly is a managing director and senior portfolio manager/analyst at NFJ Investment Group. He serves as a co-lead portfolio manager/analyst of the NFJ Emerging Markets Value, NFJ International Value, and NFJ Infrastructure Income strategies. Prior to joining NFJ in 2005, he was an intern at Luther King Capital Management and Citigroup Alternative Investments. Mr. Reilly earned a B.A. in

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political economy from Princeton University and an M.B.A. from Southern Methodist University. He began his career in the investment industry in 2005.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the prospectuses dated January 28, 2022, as supplemented.

Investors should retain this supplement with the Prospectuses for future reference.

VST 8060 Global Sustainability Sub Changes (7/2022)

5

Virtus Global Sustainability Fund,
a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Statement of Additional Information (“SAI”)
for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus Global Sustainability Fund (the “Fund”) will be effective July 25, 2022.

◾	NFJ Investment Group, LLC (“NFJ”), an affiliate of Virtus Investment Advisers, Inc., will manage the Fund as subadviser.

◾	R. Burns McKinney, CFA, John R. Mowrey, CFA, Thomas W. Oliver, CFA, CPA, Jeff N. Reed, CFA and J. Garth Reilly will be added as portfolio managers of the Fund.

◾	Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund and, accordingly, all references to AllianzGI U.S. as subadviser of the Fund and all references to Robbie Miles, CFA and Gunnar Miller as portfolio managers of the Fund will be removed from the SAI.

◾	The Fund will be renamed the Virtus NFJ Global Sustainability Fund.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

In the “Glossary” beginning on page 3, the entries for “AllianzGI U.S.” and “AllianzGI U.S. Funds” will be removed. In addition, the entry for “NFJ” will be replaced as follows:

NFJ	NFJ Investment Group, LLC, subadviser to Virtus NFJ Emerging Markets Value Fund and Virtus NFJ Global Sustainability Fund

Also in the “Glossary” the entry for the “Global Sustainability Fund” will be replaced as follows:

Global Sustainability Fund	Virtus NFJ Global Sustainability Fund

Also in the “Glossary” the following entry will be added:

NFJ Funds	Collectively, Virtus NFJ Emerging Markets Value Fund and Virtus NFJ Global Sustainability Fund

In the Non-Public Portfolio Holdings Information table on page 13, the second entry will be removed and the following entry will be added.

Subadviser (Global Sustainability Fund)	NFJ	Daily, with no delay

Under “Proxy Voting Policies” beginning on page 102, the paragraph entitled “AllianzGI U.S. Funds” will be removed.

In addition, on page 105 the subheading “NFJ Emerging Markets Value Fund” will be replaced with “NFJ Funds”.

Under “Subadvisers and Subadvisory Agreements” beginning on page 109, the paragraph entitled “AllianzGI U.S.” will be removed.

In the table in the “Portfolio Managers” section under the sub-heading “Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest” on page 125, the row for the Fund is replaced in its entirety with the following:

Global Sustainability Fund	R. Burns McKinney, CFA John R. Mowrey, CFA Thomas W. Oliver, CFA, CPA Jeff N. Reed, CFA J. Garth Reilly

After the table, the header “Potential Conflicts of Interest with Respect to AllianzGI U.S. and NFJ” will be renamed “Potential Conflicts of Interest.”

The disclosure in the “Other Accounts Managed (No Performance Based Fees)” table beginning on page 126 of the SAI will be amended by removing the rows for Mr. Miles and Mr. Miller. In addition, rows showing the information for Mr. McKinney, Mr. Mowrey and Mr. Oliver will be replaced, to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
R. Burns McKinney, CFA*	4	1,236.3	2	1,009.4	47	2,976.9
John R. Mowrey, CFA*	5	2,478.7	2	1,009.4	62	3,376.0
Thomas W. Oliver, CFA, CPA*	3	1,123.7	2	1,009.4	49	3,183.2
Jeff N. Reed, CFA	4	2,553.5	1	30.64	56	3,315.2
J. Garth Reilly	4	1,749.2	0	N/A	37	644.2

*As of June 30, 2022.

Also in the “Portfolio Managers” section, under the sub-header “Portfolio Manager Compensation” beginning on page 128, the paragraph titled “Compensation Structure for AllianzGI U.S.” will be removed.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 130 of the SAI will be amended by removing the references to Mr. Miles and Mr. Miller and an associated footnote. In addition, rows showing the information for Mr. McKinney, Mr. Mowrey and Mr. Oliver will be replaced, to reflect the following information and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Investment Strategies
R. Burns McKinney, CFA[8]	Emerging Markets Value Fund Global Sustainability Fund	$10,001-$50,000 None	None None
John R. Mowrey, CFA[8]	Emerging Markets Value Fund Global Sustainability Fund	$500,001-$1,000,000 None	None None
Thomas W. Oliver, CFA, CPA[8]	Emerging Markets Value Fund Global Sustainability Fund	$50,001-$100,000 None	None None
Jeff N. Reed, CFA[8]	Global Sustainability Fund	None	None
J. Garth Reilly[8]	Emerging Markets Value Fund Global Sustainability Fund	$100,001-$500,000 None	None None

8  As of June 30, 2022. Mr. McKinney, Mr. Mowrey, Mr. Oliver, Mr. Reed and Mr. Reilly became Portfolio Managers of the Global Sustainability Fund effective July 25, 2022.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the SAI dated January 28, 2022, as supplemented.

Investors should retain this supplement with the SAI for future reference.

VST 8060B Global Sustainability Sub Changes (7/2022)

2

Virtus High Yield Bond Fund,

a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Summary Prospectus and

Statutory Prospectus for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus High Yield Bond Fund (the “Fund”) will be effective July 25, 2022.

◾	Seix Investment Advisors (“Seix”), an operating division of Virtus Fixed Income Advisers, LLC, an affiliate of Virtus Investment Advisers, Inc., will manage the Fund as subadviser.

◾	James FitzPatrick, CFA and Michael Kirkpatrick will be added as portfolio managers of the Fund.

◾	Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund and, accordingly, all references to AllianzGI U.S. as subadviser of the Fund and all references to Justin Kass, CFA, David J. Oberto and Michael E. Yee as portfolio managers of the Fund will be removed from the prospectuses.

◾	The Fund will be renamed the Virtus Seix High Yield Income Fund

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

The disclosure in footnote 2 under the table in “Fees and Expenses” will be replaced with the following:

(2)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers, Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 1.12% for Class A shares, 0.83% for Institutional Class shares, 0.80% for Class P shares and 1.00% for Administrative Class shares through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

The “Management” section in the summary prospectus and in the summary section of the statutory prospectus will be replaced in its entirety with the following:

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Seix Investment Advisors (“Seix”), an operating division of Virtus Fixed Income Advisers, LLC, a division of Virtus Fixed Income Advisers, LLC, an affiliate of VIA.

Portfolio Management

>	James FitzPatrick, CFA, Managing Director and Portfolio Manager of Seix, has co-managed the fund since July 2022.

>	Michael Kirkpatrick, Managing Director and Senior Portfolio Manager of Seix, has co-managed the fund since July 2022.

Under “The Adviser” on page 124 of the statutory prospectus, the row referencing the Fund in the table listing subadvisers of the funds of the Trust will be replaced with the following:

Virtus Seix High Yield Income Fund	Seix

Under “The Subadvisers” beginning on page 125 of the statutory prospectus, the first and second paragraphs will be deleted. Additionally, the following disclosure will be added for Seix.

Virtus Fixed Income Advisers, LLC, an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. VFIA operates through its divisions, Newfleet Asset Management and Seix Investment Advisors, in subadvising funds described herein. As of May 31, 2022, the three advisers that merged into VFIA on July 1, 2022 had approximately $37.1 billion in aggregate assets under management.

The Seix division of VFIA is a fundamental, credit driven fixed income boutique specializing in investment grade and high yield bond and leveraged loan management. Seix has employed its bottom-up, research-oriented approach to fixed income management for over 20 years. The entity that is now VFIA, and the former portfolio management team of which now operates as the Seix division of VFIA, was established in 2008. Its predecessor, Seix Investment Advisors, Inc., was founded in 1992 and was independently owned until 2004 when the firm joined the entity now known as Virtus Fund Advisers, LLC, as the institutional fixed income management division. As of May 31, 2022, the Seix division of VFIA had approximately $15.9 billion in assets under management.

In the Portfolio Management Section beginning on page 127 of the statutory prospectus, the AllianzGI U.S. section will be deleted in its entirety, and a new section will be added for Seix as follows.

Virtus Seix High Yield Income Fund	James FitzPatrick, CFA (since July 2022) Michael Kirkpatrick (since July 2022)

James FitzPatrick. Mr. FitzPatrick joined Seix Investment Advisors, Inc., the predecessor to Seix, in 1997 and serves as Portfolio Manager, Managing Director and Head of Leveraged Finance Trading. He has worked in investment management since 1996.

Michael Kirkpatrick. Mr. Kirkpatrick joined Seix Investment Advisors, Inc., the predecessor to Seix, in 2002 and serves as Senior Portfolio Manager, Managing Director and Senior High Yield Research Analyst primarily covering the Gaming and Finance sectors. He is a member of the Seix Investment Policy Group, which determines firm-wide asset allocation policy. He has worked in investment management since 1991.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the prospectuses dated January 28, 2022, as supplemented.

Investors should retain this supplement with the Prospectuses for future reference.

VST 8060 High Yield Income Sub Changes (7/2022)

2

Virtus High Yield Bond Fund,

a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Statement of Additional Information (“SAI”)
for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus High Yield Bond Fund (the “Fund”) will be effective July 25, 2022.

◾	Seix Investment Advisors (“Seix”), an operating division of Virtus Fixed Income Advisers, LLC, an affiliate of Virtus Investment Advisers, Inc., will manage the Fund as subadviser.

◾	James FitzPatrick, CFA and Michael Kirkpatrick will be added as portfolio managers of the Fund.

◾	Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund and, accordingly, all references to AllianzGI U.S. as subadviser of the Fund and all references to Justin Kass, CFA, David J. Oberto and Michael E. Yee as portfolio managers of the Fund will be removed from the SAI.

◾	The Fund will be renamed the Virtus Seix High Yield Income Fund

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

In the “Glossary” beginning on page 3, the entries for “AllianzGI U.S.” and “AllianzGI U.S. Funds” will be removed. In addition, the following entry will be added.

Seix	Seix Investment Advisors, a division of Virtus Fixed Income Advisers, LLC, subadviser to the High Yield Fund

Also in the “Glossary” the entry for the “High Yield Bond Fund” will be replaced as follows:

High Yield Fund	Virtus Seix High Yield Income Fund

In the Non-Public Portfolio Holdings Information table on page 13, the second entry will be removed and the following entry will be added.

Subadviser (High Yield Fund)	Seix	Daily, with no delay

Under “Proxy Voting Policies” beginning on page 102, the paragraph entitled “AllianzGI U.S. Funds” will be removed.

In addition, the following disclosure will be added:

High Yield Fund

Seix has a Proxy Committee (“Proxy Committee”) that is responsible for establishing policies and procedures designed to enable Seix to ethically and effectively discharge its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and funds. Annually (or more often as needed), the Proxy Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all client accounts, funds and product lines.

Seix votes any proxies per the Seix Proxy Guidelines unless the client chooses custom guidelines. In the case that a ballot item is not covered under the policy or is coded as case-by-case in Seix’s guidelines, a research analyst or portfolio manager will review the available information and will utilize such information, along with his knowledge of the company, to make a vote recommendation to the Proxy Committee. The Proxy Committee members consider the information and recommendation and will then vote on that ballot item. As reflected in the Seix Proxy Policy, the Proxy Committee will affirmatively vote proxies for proposals that it deems to be in the best economic interest of its clients, as a whole, as shareholders and beneficiaries of those actions.

Due to Seix’s diverse client base, product lines, and affiliations, Seix’s Proxy Committee may determine a potential conflict exists in connection with a proxy vote based on applicable SEC guidelines. In such instances, Seix’s Proxy Committee will review the potential conflict to determine if it is material. Examples of material conflicts of interest which may arise could include those where the shares to be voted involve:

1.	An issuer having substantial and numerous banking, investment, or other financial relationships with Seix; and

2.	A senior officer of Seix serving on the board of a publicly held company.

Although Seix utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, Seix’s Proxy Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Proxy Committee may retain an independent fiduciary to vote the securities. Although Seix does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

Seix utilizes the services of Institutional Shareholder Services, Inc. as its agent in the provision of certain administrative, clerical, functional recordkeeping, and support services related to Seix’s proxy voting processes/procedures, which include, but are not limited to:

1.	The collection of proxy material from its clients’ custodians;

2.	The facilitation of proxy voting, reconciliation, and disclosure, in accordance with Seix’s Proxy Policy and the Proxy Committee’s direction; and

3.	Recordkeeping and voting record retention.

Shareholders may view the Seix complete Proxy Policy at https://www.seixadvisors.com/footer-nav/legal-privacy-policy#tabContent-proxy-voting-policies-231 or may obtain a copy of the complete Proxy Guidelines by contacting Seix’s Chief Compliance Officer at One Maynard Drive, Suite 3200, Park Ridge, NJ 07656 or (201) 391-0300

Under “Subadvisers and Subadvisory Agreements” beginning on page 109, the paragraph entitled “AllianzGI U.S.” will be removed. In addition, the following disclosure will be added:

Seix

Virtus Fixed Income Advisers, LLC, an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. VFIA operates through its divisions, Newfleet Asset Management (‘Newfleet’) and Seix Investment Advisors (‘Seix’) in subadvising funds described herein. As of May 31, 2022, the three advisers that merged into VFIA on July 1, 2022 had approximately $37.1 billion in aggregate assets under management.

The Seix division of VFIA is a fundamental, credit driven fixed income boutique specializing in investment grade and high yield bond and leveraged loan management. Seix has employed its bottom-up, research-oriented approach to fixed income management for over 20 years. The entity that is now VFIA, and the former portfolio management team of which now operates as the Seix division of VFIA, was established in 2008. Its predecessor, Seix Investment Advisors, Inc., was founded in 1992 and was independently owned until 2004 when the firm joined the entity now known as Virtus Fund Advisers, LLC, as the institutional fixed income management division. As of May 31, 2022, the Seix division of VFIA had approximately $15.9 billion in assets under management.

For its services as subadviser, VIA pays Seix a fee at the rate of 50% of the net advisory fee paid by the High Yield Fund.

In the table in the “Portfolio Managers” section under the sub-heading “Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest” on page 125, the row for the Fund is replaced in its entirety with the following:

High Yield Fund	James FitzPatrick Michael Kirkpatrick

After the table, the header “Potential Conflicts of Interest with Respect to AllianzGI U.S. and NFJ” will be renamed “Potential Conflicts of Interest.”

2

The disclosure in the “Other Accounts Managed (No Performance Based Fees)” table beginning on page 126 of the SAI will be amended by removing the row for Mr. Stickney. In addition, rows showing the information for Mr. FitzPatrick and Mr. Kirkpatrick will be added to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
James FitzPatrick*	3	758	2	173.5	20	2,000
Michael Kirkpatrick*	3	758	2	173.5	20	2,000

*As of June 30, 2022.

The disclosure in the “Other Accounts Managed (with Performance-Based Fees)” beginning on page 127 of the SAI will be amended by removing the row for and Mr. Stickney.

Also in the “Portfolio Managers” section, under the sub-header “Portfolio Manager Compensation” beginning on page 128, the paragraph titled “Compensation Structure for AllianzGI U.S.” will be removed. Additionally, the following paragraph will be added:

Compensation Structure for Seix

Portfolio manager compensation generally consists of base salary, bonus, and various employee benefit and may also include long-term stock awards, deferred cash, retention bonuses, and/or incentive guarantees. These components are tailored in an effort to retain high quality investment professionals and to align compensation with performance.

A portfolio manager’s base salary is determined by the individual’s experience, responsibilities within the firm, performance in the role, and market rate for the position.

Each portfolio manager’s bonus incorporates an evaluation of the Fund’s investment performance as well as other factors, including subjective factors. Investment performance may be evaluated directly against a peer group and/or benchmark, or indirectly by measuring overall business unit financial performance over a period of time. Where applicable, investment performance is determined by comparing the Fund’s pre-tax total return to the returns of the Fund’s peer group and/or benchmark over multi-year periods. Where portfolio managers are responsible for multiple funds or other managed accounts, each product is weighted based on its size and relative strategic importance to the Adviser and/or Subadviser. Other factors that may be considered in the calculation or payout of incentive bonuses include: adherence to compliance policies, risk management practices, sales/marketing, leadership, communications, corporate citizenship, and overall contribution to the firm. Bonuses are typically paid annually.

Retention bonuses and/or incentive guarantees for a fixed period may also be used when the Adviser and/or Subadviser deem it necessary to recruit or retain the employee.

All full-time employees of the Adviser and Subadvisers, including the Fund’s portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual’s compensation provided by these benefits is dependent upon length of employment, salary level, and several other factors.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 130 of the SAI will be amended by removing the references to Mr. Forsyth, Mr. Oberto and Mr. Stickney. In addition, rows showing the information for Mr. FitzPatrick and Mr. Kirkpatrick will be added to reflect the following information and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Investment Strategies
James FitzPatrick[3]	High Yield Fund	None	$10,001-$50,000
Michael Kirkpatrick[3]	High Yield Fund	None	$100,000-$500,000

3 As of June 30, 2022. Mr. FitzPatrick and Mr. Kirkpatrick became Portfolio Managers of the High Yield Fund effective July 25, 2022.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the SAI dated January 28, 2022, as supplemented.

Investors should retain this supplement with the SAI for future reference.

VST 8060B High Yield Income Sub Changes (7/2022)

3

Virtus International Small-Cap Fund,

a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Summary Prospectus and

Statutory Prospectus for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus International Small-Cap Fund (the “Fund”) will be effective July 25, 2022.

◾	Virtus Investment Advisers, Inc. (“VIA”), the investment adviser of the Fund, will manage the Fund directly.

◾	Kunal Ghosh and Lu Yu, CFA, CIPM will be added as portfolio managers of the Fund.

◾	Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund, and all references to AllianzGI U.S., as subadviser of the Fund, and to Heinrich Ey, Bjoern Mehrmann, Koji Nakatsuka, Andrew Neville, Miguel Pohl and Stuart Winchester, as portfolio managers of the Fund, will be removed from the prospectuses.

Additional disclosure changes resulting from the removal of AllianzGI U.S. as subadviser are described below.

The disclosure in footnote 3 under the table in “Fees and Expenses” will be replaced with the following:

(3)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers, Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.04% for Institutional Class shares, 1.10% for Class P shares and 1.00% for Class R6 shares through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

The fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The fund currently defines companies with smaller market capitalizations as those with market capitalizations comparable to companies included in the MSCI ACWI ex US Small Cap Index. Under normal market and other conditions, the fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI ACWI ex US Small-Cap Index, which as of September 30, 2021 would permit the fund to maintain a weighted-average market capitalization ranging from $1.2billion to $3.5 billion. The fund normally invests principally in securities of issuers located outside the United States and allocates its investments among at least eight different countries. The fund may invest up to 30% of its assets in emerging market securities (but no more than 10% in any one emerging market country).

Members of the portfolio management team believe that behavioral biases of investors contribute to market inefficiencies. Their quantitative investment process begins with a proprietary investment-return forecasting model which combines behavioral factors (which seek to capitalize on human behavioral biases (i.e., systematic tendencies) from financial analysts, company management and investors), with intrinsic and valuation factors (which are expected to provide tangible measures of a company’s true worth). The portfolio managers integrate this multi-factor approach with a proprietary risk model to form the basis of portfolio construction, with constraints at the individual security, country and industry levels to manage exposures relative to the benchmark. Additionally, all investment recommendations are thoroughly vetted on an individual company level to confirm the investment rationale and suitability before a purchase or sale.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the fund may invest in securities issued in initial public offerings (IPOs), real estate investment trusts (“REITs”) and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The fund typically does not engage in active hedging of currency but retains flexibility to do so depending on market performance. Although the fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

The “Management” section in the summary prospectus and in the summary section of the statutory prospectus will be replaced in its entirety with the following:

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

Portfolio Management

>	Kunal Ghosh, Senior Portfolio Manager, Senior Managing Director and Chief Investment Officer, Virtus Systematic, of VIA, has managed the fund since July 2022.

>	Lu Yu, CFA, CIPM, Lead Portfolio Manager and Managing Director, Virtus Systematic, of VIA, has managed the fund since July 2022.

In the section “More Information About Investment Objectives and Principal Investment Strategies” the disclosure under “Principal Investment Strategies” on page 97 of the statutory prospectus will be replaced with the following:

The fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The fund currently defines companies with smaller market capitalizations as those with market capitalizations comparable to companies included in the MSCI ACWI ex US Small-Cap Index (between $15.0 million and $7.5 billion as of June 30, 2022). Under normal market and other conditions, the fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI ACWI ex US Small Cap Index, which as of June 30, 2022 would permit the fund to maintain a weighted-average market capitalization ranging from $1.2 billion to $3.5 billion. The fund normally invests principally in securities of issuers located outside the United States and allocates its investments among at least eight different countries. The fund may invest up to 30% of its assets in emerging market securities (but no more than 10% in any one emerging market country).

Companies’ Environmental, Social and Corporate Governance (“ESG”) practices are also considered for purposes of the investment process, based in part on a proprietary ESG scoring model.

Members of the portfolio management team believe that behavioral biases of investors contribute to market inefficiencies. Their quantitative investment process begins with a proprietary investment-return forecasting model which combines behavioral factors (which seek to capitalize on human behavioral biases (i.e., systematic tendencies) from financial analysts, company management and investors), with intrinsic and valuation factors (which are expected to provide tangible measures of a company’s true worth). The portfolio managers integrate this multi-factor approach with a proprietary risk model to form the basis of portfolio construction, with constraints at the individual security, country and industry levels to manage exposures relative to the benchmark. Additionally, all investment recommendations are thoroughly vetted on an individual company level to confirm the investment rationale and suitability before a purchase or sale.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the fund may invest in securities issued in initial public offerings (IPOs), real estate investment trusts (“REITs”) and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The fund typically does not engage in active hedging of currency but retains flexibility to do so depending on market performance. Although the fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Under “The Adviser” on page 124 of the statutory prospectus, the row referencing the Fund in the table listing subadvisers of the funds of the Trust will be removed.

2

Under “The Subadvisers” beginning on page 125 of the statutory prospectus, the first and second paragraphs will be deleted.

The row referencing the Fund in the table listing subadvisory fee rates on page 126 of the statutory prospectus and the paragraph following the table will be deleted.

In the Portfolio Management Section beginning on page 127 of the statutory prospectus, the AllianzGI U.S. section will be deleted in its entirety, and replaced with a new section for VIA as follows.

VIA

Virtus International Small-Cap Fund	Kunal Ghosh (since July 2022) Lu Yu, CFA, CIPM (since July 2022)

Kunal Ghosh. Mr. Ghosh is a Senior Portfolio Manager, Senior Managing Director and Chief Investment Officer, Virtus Systematic, with Virtus Investment Advisers, Inc., which he joined in 2022. He has 17 years of investment-industry experience. Previously, he was a managing director and head of the Systematic team with Allianz Global Investors. Mr. Ghosh was previously a research associate and portfolio manager for Barclays Global Investors, and a quantitative analyst for the Cayuga Hedge Fund. He has a B.Tech. from the Indian Institute of Technology, an M.S. in material engineering from the University of British Columbia and an M.B.A. from Cornell University.

Lu Yu, CFA, CIPM. Ms. Yu, CFA, CIPM, is a Senior Portfolio Manager and Managing Director, Virtus Systematic, with Virtus Investment Advisers, Inc. which she joined in July 2022. She has 18 years of investment-industry experience. Previously, Ms. Yu was a managing director and had portfolio-management and research responsibilities for the Systematic team with Allianz Global Investors. She was previously a risk analyst for Provident Advisors LLC. Ms. Yu has a B.S. from Nanjing University, China, and an M.S. from the University of Southern California and the National University of Singapore. She holds CFA and CIPM designations.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the prospectuses dated January 28, 2022, as supplemented.

Investors should retain this supplement with the Prospectuses for future reference.

VST 8060 ISC Sub Changes (7/2022)

3

Virtus International Small-Cap Fund,

a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Statement of Additional Information (“SAI”)
for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus International Small-Cap Fund (the “Fund”) will be effective July 25, 2022.

◾	Virtus Investment Advisers, Inc. (“VIA”), the investment adviser of the Fund, will manage the Fund directly.

◾	Kunal Ghosh and Lu Yu, CFA, CIPM will be added as portfolio managers of the Fund.

◾	Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund, and all references to AllianzGI U.S. as subadviser of the Fund, and to Heinrich Ey, Bjoern Mehrmann, Koji Nakatsuka, Andrew Neville, Miguel Pohl and Stuart Winchester, as portfolio managers of the Fund, will be removed from the SAI.

Additional disclosure changes resulting from the removal of AllianzGI U.S. as subadviser are described below.

In the “Glossary” beginning on page 3, the entries for “AllianzGI U.S.” and “AllianzGI U.S. Funds” will be removed.

Also in the “Glossary” the entry for the “International Small-Cap Fund” will be replaced as follows:

International Small-Cap Fund	Virtus International Small-Cap Fund

In the Non-Public Portfolio Holdings Information table on page 13, the second entry will be removed.

Under “Proxy Voting Policies” beginning on page 102, the section entitled “AllianzGI U.S. Funds” will be removed.

In addition, the following disclosure will be added:

International Small-Cap Fund

VIA has adopted proxy voting policies, procedures and guidelines (“Guidelines”) in an effort to ensure proxies are voted in the best interests of its clients and the value of the investment, and to address any real or perceived conflicts of interest in proxy voting. Proxies of the Funds will be voted subject to the Funds’ Policy and, to the extent applicable, in accordance with any resolutions or other instructions approved by authorized persons of the Funds. Any VIA representative identifying a conflict of interest in voting a proxy is required to immediately report the conflict of interest to VIA’s CCO who will determine a course of action. VIA’s Guidelines allow VIA to utilize a qualified, non-affiliated third-party vendor to review proxies and make voting recommendations on behalf of VIA’s clients consistent with the Guidelines. VIA may choose not to vote proxies in certain situations or for certain accounts, such as but not limited to the following:

●	When VIA deems the cost of voting would exceed any anticipated benefit to the respective client(s);
●	When a proxy is received for a security VIA no longer manages (i.e., VIA has previously sold the entire position); and/or
●	When the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security.

A complete copy of VIA’s Proxy Voting Guidelines is available by sending a written request to Virtus Investment Advisers, Inc., Attn: Chief Compliance Officer, One Financial Plaza, Hartford, CT 06103. Email requests may be sent to: david.fusco@virtus.com.

Under “Subadvisers and Subadvisory Agreements” beginning on page 109, the first paragraph will be replaced with the following:

The Adviser has entered into subadvisory agreements with respect to the Convertible Fund, Emerging Markets Value Fund, Global Sustainability Fund, High Yield Fund, Short Duration High Income Fund and Water Fund. Each subadvisory agreement provides that the Adviser will delegate to the respective subadviser the performance of certain of its investment management services under the Investment Advisory Agreement with respect to each of the funds for which that subadviser provides subadvisory services. Each subadviser furnishes at its own expense the office facilities and personnel necessary to perform such services. The Adviser remains responsible for the supervision and oversight of each subadviser’s performance. Each subadvisory agreement will continue in effect from year to year if specifically approved by the Trustees, including a majority of the Independent Trustees. The subadvisory fees are paid by the Adviser out of its advisory fees from the funds. The Adviser is responsible for the investment management services with respect to the Global Allocation Fund and International Small-Cap Fund.

The section entitled “AllianzGI U.S.” on page 110 will be removed.

In the table in the “Portfolio Managers” section under the sub-heading “Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest” on page 125, the row for the Fund is replaced in its entirety with the following:

International Small-Cap Fund	Kunal Ghosh Lu Yu, CFA, CIPM

After the table, the header “Potential Conflicts of Interest with Respect to AllianzGI U.S. and NFJ” will be renamed “Potential Conflicts of Interest.”

The disclosure in the “Other Accounts Managed (No Performance Based Fees)” table beginning on page 126 of the SAI will be amended by removing the rows for Mr. Ey, Mr. Mehrmann, Mr. Nakatsuka, Mr. Neville, Mr. Pohl and Mr. Winchester along with an associated footnote. In addition, rows showing the information for Mr. Ghosh and Ms. Yu will be added to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Kunal Ghosh*	1	130	12	2.8	3	130
Lu Yu, CFA, CIPM*	0	N/A	0	N/A	11	1,200

*As of June 30, 2022.

The disclosure in the “Other Accounts Managed (With Performance Based Fees)” table beginning on page 127 of the SAI will be amended by removing the rows for Mr. Ey, Mr. Mehrmann, Mr. Nakatsuka, Mr. Neville, Mr. Pohl and Mr. Winchester.

Also in the “Portfolio Managers” section, under the sub-header “Portfolio Manager Compensation” beginning on page 128, the paragraph titled “Compensation Structure for AllianzGI U.S.” will be removed and replaced by the following paragraph:

Compensation Structure for VIA

Virtus believes that the firm’s compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Virtus receive a competitive base salary, an incentive bonus opportunity and a benefits package. Certain professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance. Certain key individuals also have the opportunity to take advantage of a long-term incentive compensation program, including potential awards of Virtus restricted stock units (“Virtus RSUs”) with multi-year vesting, subject to Virtus board of directors’ approval. Following is a more detailed description of Virtus’ compensation structure.

Base Salary. Each portfolio manager is paid a fixed base salary, which is designed to be competitive in light of the individual’s experience and responsibilities. Base salary is determined using compensation survey results of investment

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industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

Incentive Bonus. Annual incentive payments are based on targeted compensation levels, adjusted based on profitability, investment performance factors and a subjective assessment of contribution to the team effort. The short-term incentive payment is generally paid in cash, but a portion may be made in Virtus RSUs. Individual payments are assessed using comparisons of actual investment performance with specific peer group or index measures. (Current benchmarks and/or peer groups are indicated in the table below.) Performance of the Funds managed is generally measured over one-, three- and five-year periods and an individual manager’s participation is based on the performance of each Fund/account managed.

Fund	Benchmark(s) and/or Peer Group
International Small-Cap Fund	MSCI World Ex USA Small Cap Index

While portfolio manager compensation contains a performance component, this component is adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risk. This approach ensures that investment management personnel remain focused on managing and acquiring securities that correspond to a fund’s mandate and risk profile and are discouraged from taking on more risk and unnecessary exposure to chase performance for personal gain. We believe we have appropriate controls in place to handle any potential conflicts that may result from a substantial portion of portfolio manager compensation being tied to performance.

Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of Virtus and its affiliates, including 401(k), health and other employee benefit plans.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 130 of the SAI will be amended by removing the rows for Mr. Ey, Mr. Mehrmann, Mr. Nakatsuka, Mr. Neville, Mr. Pohl and Mr. Winchester along with the associated footnote. In addition, rows showing the information for Mr. Ghosh and Ms. Yu will be added to reflect the following information and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Investment Strategies
Kunal Ghosh[1]	International Small-Cap Fund	None	None
Lu Yu, CFA, CIPM[1]	International Small-Cap Fund	None	None

1 As of June 30, 2022. Mr. Ghosh and Ms. Yu became Portfolio Managers of the International Small-Cap Fund effective July 25, 2022.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the SAI dated January 28, 2022, as supplemented.

Investors should retain this supplement with the SAI for future reference.

VST 8060B ISC Sub Changes (7/2022)

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Virtus Short Duration High Income Fund,
a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Summary Prospectus and
Statutory Prospectus for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus Short Duration High Income Fund (the “Fund”) will be effective July 25, 2022.

◾	Newfleet Asset Management (“Newfleet”), an operating division of Virtus Fixed Income Advisers, LLC, an affiliate of Virtus Investment Advisers, Inc., will manage the Fund as subadviser.

◾	David L. Albrycht, CFA, William Eastwood, CFA, Eric Hess, CFA, Kyle Jennings, CFA and Francesco Ossino will be added as portfolio managers of the Fund.

◾	Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund and accordingly, all references to AllianzGI U.S., as subadviser of the Fund, and to James Dudnick, CFA, Steven Gish, CFA, and Justin Kass, CFA, as portfolio managers of the Fund, will be removed from the prospectuses.

◾	The Fund will be renamed the Virtus Newfleet Short Duration High Income Fund

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

The disclosure in footnote 2 under the table in “Fees and Expenses” will be replaced with the following:

(2)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 0.86% for Class A shares, 1.11% for Class C shares, 0.60% for Institutional Class shares, 0.65% for Class P shares and 0.55% for Class R6 shares through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

The fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in debt securities issued by public and private companies, which are rated below investment grade (rated Ba or below by Moody’s or BB or below by S&P or Fitch, or if unrated, determined by the Manager to be of comparable quality) (sometimes referred to as “high-yield securities” or “junk bonds”), while maintaining an average duration of less than three years, and in derivatives and other synthetic instruments that have economic characteristics similar to such debt securities. Derivatives transactions may have the effect of either magnifying or limiting the fund’s gains and losses. To illustrate the effects of changes in interest rates on a portfolio with a similar average duration, generally, a portfolio with an average duration of three years would be expected to fall approximately 3% if interest rates rose by one percentage point.

The fund may invest up to 20% of its assets in bank loans. The fund may invest up to 20% of its assets in non-U.S. securities, which will typically be U.S. dollar-denominated but may also include securities denominated in non-U.S. currencies. The fund will invest less than 10% of its net assets in securities rated CCC or below by Standard and Poor’s.

The fund invests in high yield securities and bank loans, seeking to generate investment income while protecting from adverse market conditions and prioritizing capital preservation.

The portfolio managers apply a disciplined investment approach, making use of fundamental research, to construct a portfolio for investment. The subadviser uses an investment process that focuses on adding value through issue selection, sector/industry selection and opportunistic trading. The fund will generally overweight those sectors and industries where the subadviser identifies well-valued companies whose business profiles are viewed to be improving. In selecting specific debt instruments for investment, the portfolio managers may look to such factors as the issuer’s creditworthiness, the investment’s yield in relation to its credit quality and the investment’s relative value in relation to the high yield market. The portfolio managers seek to construct a portfolio with lower volatility than the broader high yield market in part through the fund’s approach to duration and credit quality. The portfolio managers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

The fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

The disclosure under the “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus will be restated as follows:

>	Debt Instruments Risk. Debt instruments are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

>	High-Yield Fixed Income Securities (Junk Bonds) Risk. High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

>	Market Volatility Risk. The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

>	Issuer Risk. The fund will be affected by factors specific to the issuers of securities and other instruments in which the fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

>	Interest Rate Risk. The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.

>	Credit Risk. If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

>	Bank Loan Risk. In addition to the risks typically associated with high-yield fixed income securities, bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.

>	Confidential Information Access Risk. The fund’s Manager normally will seek to avoid the receipt of material, non-public information (“Confidential Information”) about the issuers of privately placed instruments (which may include Senior Loans, other bank loans and related investments), because such issuers may have or later issue publicly traded securities, and thus the fund may be disadvantaged in comparison to other investors who have received Confidential Information from such issuers.

>	Counterparty Risk. A counterparty to a derivatives contract, repurchase agreement, a loan of portfolio securities or an unsettled transaction may be unable or unwilling to make timely settlement payments or otherwise honor its obligations to the fund.
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>	Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

>	Foreign Investing Risk. Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; and political, regulatory, economic, and market risk.

>	Leverage Risk. When a fund leverages its portfolio by borrowing or certain types of transactions or instruments, including derivatives, fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the fund’s value may increase.

>	Liquidity Risk. Certain securities may be substantially less liquid than many other securities, such as U.S. Government securities or common stocks. To the extent the fund invests in less liquid securities or the level of liquidity in a particular market is constrained, the lack of an active market for investments may cause delay in disposition or force a sale below fair value.

>	Mortgage-Backed and Asset-Backed Securities Risk. Changes in interest rates may cause both extension and prepayment risks for mortgage-backed and asset-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the fund.

>	Prepayment/Call Risk. Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates and the fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

>	Redemption Risk. One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

>	Small and Medium Market Capitalization Companies Risk. The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>	Unrated Fixed Income Securities Risk. If the subadviser is unable to accurately assess the quality of an unrated fixed income security, the fund may invest in a security with greater risk than intended, or the securities may be more difficult to sell than anticipated.

>	US Government Securities Risk. U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the fund’s shares.

>	Variable Distribution Risk. Periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates.

The “Management” section in the summary prospectus and in the summary section of the statutory prospectus will be replaced in its entirety with the following:

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Newfleet Asset Management (“Newfleet”), an operating division of Virtus Fixed Income Advisers, LLC, an affiliate of VIA.

Portfolio Management

>	David L. Albrycht, CFA, Newfleet Division President and Chief Investment Officer, & senior portfolio manager of Newfleet, has managed the fund since July 2022.

>	William Eastwood, CFA, senior managing director, portfolio manager and head of trading of Newfleet, has managed the fund since July 2022.

>	Eric Hess, CFA, senior managing director, portfolio manager and high yield sector head of Newfleet, has managed the fund since July 2022.

>	Kyle Jennings, CFA, senior managing director and head of credit research of Newfleet, has managed the fund since July 2022.

>	Francesco Ossino, senior managing director, senior portfolio manager, and bank loan sector head of Newfleet, has managed the fund since July 2022.
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In the section “More Information About Investment Objectives and Principal Investment Strategies” the disclosure under “Principal Investment Strategies” on page 100 of the statutory prospectus will be replaced with the following:

The fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in debt securities issued by public and private companies, which are rated below investment grade (rated Ba or below by Moody’s or BB or below by S&P or Fitch, or if unrated, determined by the Manager to be of comparable quality)(sometimes referred to as “high-yield securities” or “junk bonds”), while maintaining an average duration of less than three years, and in derivatives and other synthetic instruments that have economic characteristics similar to such debt securities. Derivatives transactions may have the effect of either magnifying or limiting the fund’s gains and losses. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the fund and can be used by the portfolio managers as a measure of the sensitivity of the market value of the fund’s portfolio to changes in interest rates. Generally, the longer the duration of the fund, the more sensitive its market value will be to changes in interest rates. To illustrate the effects of changes in interest rates on a portfolio with a similar average duration, generally, a portfolio with an average duration of three years would be expected to fall approximately 3% if interest rates rose by one percentage point.

The fund may invest up to 20% of its assets in bank loans. The fund may invest up to 20% of its assets in non-U.S. securities, which will typically be U.S. dollar-denominated but may also include securities denominated in non-U.S. currencies. The fund will invest less than 10% of its net assets in securities rated CCC or below utilizing the highest rating of any Nationally Recognized Statistical Rating Organization..

The fund invests in high yield securities and bank loans, seeking to generate investment income while protecting from adverse market conditions and prioritizing capital preservation. The portfolio managers apply a disciplined investment approach, making use of fundamental research, to construct a portfolio for investment. The subadviser uses an investment process that focuses on adding value through issue selection, sector/industry selection and opportunistic trading. The fund will generally overweight those sectors and industries where the subadviser identifies well-valued companies whose business profiles are viewed to be improving. In selecting specific debt instruments for investment, the portfolio managers may look to such factors as the issuer’s creditworthiness, the investment’s yield in relation to its credit quality and the investment’s relative value in relation to the high yield market. The portfolio managers seek to construct a portfolio with lower volatility than the broader high yield market in part through the fund’s approach to duration and credit quality. The portfolio managers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

The fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to adverse market, economic, political or other conditions, the fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The fund may be less likely to achieve its investment objective when it does so.

In the section “More Information About Risks Related to Principal Investment Strategies” the table beginning on page 104 of the statutory prospectus will be amended by changing the entries for the fund to reflect an “X” in the row for each of Mortgage-Backed and Asset-Backed Securities, Prepayment/Call, Unrated Fixed Income Securities, and US Government Securities, thereby indicating that those are the listed risks applicable to the fund, and removing the “X” in the row for each of Allocation and Focused Investing.

The following is also added after the bulleted list on page 111 of the statutory prospectus:

●	Unrated Fixed Income Securities. A fund’s subadviser has the authority to make determinations regarding the quality of unrated fixed-income securities for the purposes of assessing whether they meet the fund’s investment restrictions. However, analysis of unrated securities is more complex than that of rated securities, making it more difficult for the subadviser to accurately predict risk. Unrated fixed income securities may not be lower in quality than rated securities, but due to their perceived risk they may not have as broad a market as rated securities, making it more difficult to sell unrated securities.

●	U.S. Government Securities. Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact, the market values of such obligations
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may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Under “The Adviser” on page 124 of the statutory prospectus, the row referencing the Fund in the table listing subadvisers of the funds of the Trust will be replaced with the following:

Virtus Newfleet Short Duration High Income Fund	Newfleet

Under “The Subadvisers” beginning on page 125 of the statutory prospectus, the first and second paragraphs will be deleted. Additionally, the following disclosure will be added for Newfleet.

Virtus Fixed Income Advisers, LLC, an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. VFIA operates through its divisions, Newfleet Asset Management and Seix Investment Advisors, in subadvising funds described herein. As of May 31, 2022, the three advisers that merged into VFIA on July 1, 2022 had approximately $37.1 billion in aggregate assets under management.

The Newfleet division of VFIA acts as subadviser to mutual funds and as adviser to institutions and individuals. As of May 31, 2022, the Newfleet division of VFIA had approximately $8.9 billion in assets under management. Newfleet Asset Management, LLC, which merged with and into VFIA on July 1, 2022, and the former portfolio management team of which now operates as the Newfleet division of VFIA, had been an investment adviser since 1989.

In the Portfolio Management Section beginning on page 127 of the statutory prospectus, the AllianzGI U.S. section will be deleted in its entirety, and a new section will be added for Newfleet as follows.

Virtus Newfleet Short Duration High Income Fund	David L. Albrycht, CFA (since July 2022) William J. Eastwood, CFA (since July 2022) Eric Hess, CFA (since July 2022) Kyle A. Jennings, CFA (since July 2022) Francesco Ossino (since July 2022)

David L. Albrycht, CFA. Mr. Albrycht is President and Chief Investment Officer at Newfleet. Prior to joining Newfleet Asset Management, LLC, the predecessor to Newfleet, in 2011, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. (“Goodwin”). Previously, he was associated with VIA, which at the time was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991. Mr. Albrycht also manages several fixed income and variable investment options as well as two closed-end funds.

William J. Eastwood, CFA. Mr. Eastwood is a Senior Managing Director and Head of Trading at Newfleet with trading responsibilities primarily for leveraged finance. In addition, Mr. Eastwood is co-portfolio manager of the Newfleet High Yield and Flexible Credit strategies in both separately managed and pooled vehicles, as well as mutual funds, through a number of subadvisory relationships. Mr. Eastwood joined Newfleet Asset Management, LLC, the predecessor to Newfleet, in 2011 as a senior fixed income trader. Prior thereto, he served as a senior fixed income trader at several firms, including Neuberger Berman, PPM America, and Phoenix Investment Counsel.

Eric Hess, CFA. Mr. Hess is a Managing Director, Credit Analyst and Sector Head of High Yield Credit at Newfleet. He is also responsible for the oil and gas, power, and utility industries. In addition, Mr. Hess is co-portfolio manager of the Newfleet High Yield and Flexible Credit strategies in both separately managed and pooled vehicles, as well as mutual funds, through a number of subadvisory relationships. Prior to joining Newfleet Asset Management, LLC, the predecessor to Newfleet, in 2011, Mr. Hess was on the fixed income team at Goodwin Capital Advisers. He joined Goodwin Capital’s corporate credit research group in 2010. Prior to joining Goodwin, he was a credit analyst for The Travelers Companies.

Kyle A. Jennings, CFA. Mr. Jennings is Senior Managing Director and Head of Credit Research at Newfleet (since 2011). Prior to joining Newfleet, Mr. Jennings was Managing Director of Goodwin. Previously, he was associated with VIA, which at the time was an affiliate of Goodwin, and has been a member of the corporate

5

credit research team since 1998. He is the sector manager for the leveraged loan sector of the multi-sector fixed income strategies of Newfleet. He has over 20 years of investment experience.

Francesco Ossino. Mr. Ossino is Senior Managing Director and Sector Head of the Bank Loan asset class at Newfleet, with a primary focus on floating rate bank loan products. Prior to joining Newfleet Asset Management, LLC, the predecessor to Newfleet, in August 2012, Mr. Ossino was a portfolio manager at Hartford Investment Management Company (2004 to 2012), where he managed mutual funds focused on bank loans and a commingled bank loan portfolio for institutional investors. Previously, he held a variety of credit analyst and portfolio management positions at CIGNA (2002 to 2004), HVB Bank (2000 to 2002) and FleetBoston Financial (1996 to 2000).

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the prospectuses dated January 28, 2022, as supplemented.

Investors should retain this supplement with the Prospectuses for future reference.

VST 8060 Short Duration Sub Changes (7/2022)

6

Virtus Short Duration High Income Fund,
a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Statement of Additional Information (“SAI”)
for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus Short Duration High Income Fund (the “Fund”) will be effective July 25, 2022.

◾	Newfleet Asset Management (“Newfleet”), an operating division of Virtus Fixed Income Advisers, LLC, an affiliate of Virtus Investment Advisers, Inc., will manage the Fund as subadviser.

◾	David L. Albrycht, CFA, William Eastwood, CFA, Eric Hess, CFA, Kyle Jennings, CFA and Francesco Ossino will be added as portfolio managers of the Fund.

◾	Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund and accordingly, all references to AllianzGI U.S., as subadviser of the Fund, and to James Dudnick, CFA, Steven Gish, CFA, and Justin Kass, CFA, as portfolio managers of the Fund, will be removed from the SAI.

◾	The Fund will be renamed the Virtus Newfleet Short Duration High Income Fund.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

In the “Glossary” beginning on page 3, the entries for “AllianzGI U.S.” and “AllianzGI U.S. Funds” will be removed. In addition, the following entry will be added.

Newfleet	Newfleet Asset Management, a division of Virtus Fixed Income Advisers, LLC, subadviser to the Short Duration High Income Fund

Also in the “Glossary” the entry for the “Short Duration High Income Fund” will be replaced as follows:

Short Duration High Income Fund	Virtus Newfleet Short Duration High Income Fund

In the Non-Public Portfolio Holdings Information table on page 13, the second entry will be removed and the following entry will be added.

Subadviser (Short Duration High Income Fund)	Newfleet	Daily, with no delay

Under “Proxy Voting Policies” beginning on page 102, the paragraph entitled “AllianzGI U.S. Funds” will be removed.

In addition, the following disclosure will be added:

Newfleet Short Duration High Income Fund

Although the nature of Newfleet’s portfolios is such that ballots are rarely required, Newfleet has adopted pre-determined proxy voting guidelines (the “Guidelines”) to make every effort to ensure the manner in which shares are voted is in the best interest of its clients and the value of the investment. Under the Guidelines, Newfleet sometimes delegates to a non-affiliated third-party vendor the responsibility to review proxy proposals and make voting recommendations on behalf of Newfleet. Newfleet may also vote a proxy contrary to the Guidelines if it determines that such action in the best interest of its clients including the Fund.

A complete copy of Newfleet’s current Proxy Voting Policies & Procedures is available by sending a written request to Newfleet Asset Management, Attn: Compliance Department, One Financial Plaza, Hartford, CT 06103. Email requests may be sent to: James.Sena@virtus.com.

Under “Subadvisers and Subadvisory Agreements” beginning on page 109, the paragraph entitled “AllianzGI U.S.” will be removed. In addition, the following disclosure will be added:

Newfleet

Virtus Fixed Income Advisers, LLC, an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. VFIA operates through its divisions, Newfleet Asset Management (‘Newfleet’) and Seix Investment Advisors (‘Seix’) in subadvising funds described herein. As of May 31, 2022, the three advisers that merged into VFIA on July 1, 2022 had approximately $37.1 billion in aggregate assets under management.

The Newfleet division of VFIA acts as subadviser to mutual funds and as adviser to institutions and individuals. As of May 31, 2022, the Newfleet division of VFIA had approximately $8.9 billion in assets under management. Newfleet Asset Management, LLC, which merged with and into VFIA on July 1, 2022, and the portfolio management team of which now operates as the Newfleet division of VFIA, had been an investment adviser since 1989.

For its services as subadviser, VIA pays Newfleet a fee at the rate of 50% of the net advisory fee paid by the Short Duration High Income Fund.

In the table in the “Portfolio Managers” section under the sub-heading “Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest” on page 125, the row for the Fund is replaced in its entirety with the following:

Short Duration High Income Fund	David L. Albrycht, CFA William J. Eastwood, CFA Eric Hess, CFA Kyle A. Jennings, CFA Francesco Ossino

After the table, the header “Potential Conflicts of Interest with Respect to AllianzGI U.S. and NFJ” will be renamed “Potential Conflicts of Interest.”

The disclosure in the “Other Accounts Managed (No Performance Based Fees)” table beginning on page 126 of the SAI will be amended by removing the rows for Mr. Dudnick, Mr. Gish and Mr. Kass along with an associated footnote. In addition, rows showing the information for Messrs. Albrycht, Eastwood, Hess, Jennings and Ossino will be added to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
David L. Albrycht, CFA*	15	7,855	2	96.8	0	N/A
William J. Eastwood, CFA*	2	50.4	0	N/A	0	N/A
Eric Hess, CFA*	2	50.4	0	N/A	0	N/A
Kyle A. Jennings, CFA*	3	343	1	155	0	N/A
Francesco Ossino*	3	242	1	155	0	N/A

*As of June 30, 2022.

The disclosure in the “Other Accounts Managed (with Performance-Based Fees)” beginning on page 127 of the SAI will be amended by removing the rows for Mr. Dudnick, Mr. Gish and Mr. Kass along with an associated footnote. In addition, a row showing the information for Mr. Albrycht will be added to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
David L. Albrycht, CFA**	1	65.3	0	N/A	0	N/A

**As of June 30, 2022.

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Also in the “Portfolio Managers” section, under the sub-header “Portfolio Manager Compensation” beginning on page 128, the paragraph titled “Compensation Structure for AllianzGI U.S.” will be removed. Additionally, the following paragraph will be added:

Compensation Structure for Duff & Phelps and Newfleet

Virtus and certain of its affiliated investment management firms, including Duff  & Phelps and Newfleet (collectively, “Virtus”), believe that the firm’s compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Virtus receive a competitive base salary, an incentive bonus opportunity and a benefits package. Certain professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance. Certain key individuals also have the opportunity to take advantage of a long-term incentive compensation program, including potential awards of Virtus restricted stock units (“Virtus RSUs”) with multi-year vesting, subject to Virtus board of directors’ approval. Following is a more detailed description of Virtus’ compensation structure.

Base Salary. Each portfolio manager is paid a fixed base salary, which is designed to be competitive in light of the individual’s experience and responsibilities. Base salary is determined using compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

Incentive Bonus. Annual incentive payments are based on targeted compensation levels, adjusted based on profitability, investment performance factors and a subjective assessment of contribution to the team effort. The short-term incentive payment is generally paid in cash, but a portion may be made in Virtus RSUs. Individual payments are assessed using comparisons of actual investment performance with specific peer group or index measures. (Current benchmarks and/or peer groups are indicated in the table below.) Performance of the Funds managed is generally measured over one-, three- and five-year periods and an individual manager’s participation is based on the performance of each Fund/account managed.

Fund	Benchmark(s) and/or Peer Group
Short Duration High Income Fund	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index

While portfolio manager compensation contains a performance component, this component is adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risk. This approach ensures that investment management personnel remain focused on managing and acquiring securities that correspond to a fund’s mandate and risk profile and are discouraged from taking on more risk and unnecessary exposure to chase performance for personal gain. We believe we have appropriate controls in place to handle any potential conflicts that may result from a substantial portion of portfolio manager compensation being tied to performance.

Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of Virtus and its affiliates, including 401(k), health and other employee benefit plans.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 130 of the SAI will be amended by removing the references to Mr. Dudnick, Mr. Gish and Mr. Kass along with an associated footnote. In addition, rows showing the information for Messrs. Albrycht, Eastwood, Hess, Jennings and Ossino will be added to reflect the following information and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Investment Strategies
David L. Albrycht, CFA[4]	Short Duration High Income Fund	None	None
William J. Eastwood, CFA[4]	Short Duration High Income Fund	None	None
Eric Hess, CFA[4]	Short Duration High Income Fund	None	None
Kyle A. Jennings, CFA[4]	Short Duration High Income Fund	None	None
Francesco Ossino[4]	Short Duration High Income Fund	None	None
[4]	As of June 30, 2022. Messrs. Albrycht, Eastwood, Hess, Jennings and Ossino became Portfolio Managers of the Short Duration High Income Fund effective July 25, 2022.
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All other disclosure concerning the fund, including fees and expenses, remains unchanged from the SAI dated January 28, 2022, as supplemented.

Investors should retain this supplement with the SAI for future reference.

VST 8060B Short Duration Sub Changes (7/2022)

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Virtus Water Fund,
a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Summary Prospectus and
Statutory Prospectus for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus Water Fund (the “Fund”), will be effective July 25, 2022.

◾	Duff & Phelps Investment Management Co. (“Duff & Phelps”), an affiliate of Virtus Investment Advisers, Inc., will manage the Fund as subadviser.

◾	David D. Grumhaus, Jr. will be added as portfolio manager of the Fund.

◾	Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund. Accordingly, all references to AllianzGI U.S. as subadviser of the Fund and to Andreas Fruschki, CFA, as portfolio manager of the Fund, will be removed from the prospectuses.

◾	The Fund will be renamed the Virtus Duff & Phelps Water Fund.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

The disclosure in footnote 2 under the table in “Fees and Expenses” will be replaced with the following:

(2)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers, Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 1.22% for Class A shares, 1.97% for Class C shares, 0.93% for Institutional Class shares and 0.94% for Class P shares through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

The fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that are represented in one or more of the S&P Global Water Index, the NASDAQ OMX US Water or Global Water Indices, or the S-Network Global Water Index (Composite), or that are substantially engaged in water-related activities. Water-related activities consist of those that relate to the quality or availability of or demand for potable and non-potable water and include, but are not limited to, the following: water production, storage, transport and distribution; water supply enhancing or water demand-reducing technologies and materials; water planning, control and research; water conditioning, such as filtering, desalination, disinfection and purification; sewage and liquid waste treatment; and water delivery-related equipment and technology, consulting or engineering services relating to any of the above-mentioned activities. The specific activities that the fund may from time to time consider to qualify as “water-related activities” will change as markets, technologies and investment practices develop. The portfolio managers intend to diversify the fund’s investments across geographic regions. Under normal market conditions, the fund will typically invest (i) between 45%-75% of its total assets in U.S. securities, (ii) between 20%-45% of its total assets in European securities, and (iii) up to 25% of its total assets in Asia and other geographies. The fund may invest in emerging market securities.

The portfolio managers select investments on a bottom-up basis irrespective of market capitalization, geography, industry/sector or growth- or value-orientation, and may look for several of the following characteristics: higher than average sustainable growth; substantial capacity for growth of revenue and earnings; superior management; alignment to select United Nations Sustainable Development Goals (SDG’s) and other comparable societal goals; strong commitment to research and product development; and differentiated or superior product offerings addressing the structural demand drivers. The portfolio managers consider the level of active contribution to the improvement of water resource management during the stock selection process.

Companies’ Environmental, Social and Corporate Governance (“ESG”) practices are also considered as the portfolio managers believe this enhances the investment process.

The fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, and warrants), the fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, and other derivative instruments. Although the fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

The “Management” section in the summary prospectus and in the summary section of the statutory prospectus will be replaced in its entirety with the following:

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Duff & Phelps Investment Management Co. (“Duff  & Phelps”), an affiliate of VIA.

Portfolio Management

>	David D. Grumhaus, Jr., President and Chief Investment Officer, Senior Portfolio Manager and Head of Infrastructure Group of Duff & Phelps. Mr. Grumhaus has served as a Portfolio Manager of the fund since July 2022.

In the section “More Information About Investment Objectives and Principal Investment Strategies” the disclosure under “Principal Investment Strategies” on page 101 of the statutory prospectus will be replaced with the following:

The fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that are represented in one or more of the S&P Global Water Index, the NASDAQ OMX US Water or Global Water Indices or the S-Network Global Water Index (Composite), or that are substantially engaged in water-related activities. Water-related activities consist of those commercial activities that relate to the quality or availability of or demand for potable and non-potable water and include, but are not limited to, the following: water production, storage, transport and distribution; water supply-enhancing or water demand-reducing technologies and materials; water planning, control and research; water conditioning, such as filtering, desalination, disinfection and purification; sewage and liquid waste treatment; and water delivery-related equipment and technology, consulting or engineering services relating to any of the above-mentioned activities. The specific activities that the fund may from time to time consider to qualify as “water-related activities” will change as markets, technologies and investment practices develop. See “Summary of Principal Risks—Water-Related Risk” in this Prospectus. The fund’s portfolio managers are not constrained by capitalization limitations. In addition, the fund has adopted a fundamental policy to concentrate more than 25% of its total assets in the water-related resources sector. The portfolio managers intend to diversify the fund’s investments across geographic regions. Under normal market conditions, the fund will typically invest (i) between 45%-75% of its total assets in U.S. securities, (ii) between 20%-45% of its total assets in European securities, and (iii) up to 25% of its total assets in Asia and other geographies. The fund may invest in emerging market securities. The fund may also purchase securities in initial public offerings (IPOs).

In making investment decisions for the fund, the portfolio managers select investments on a bottom-up basis irrespective of market capitalization, geography, industry/sector or growth- or value-orientation. In selecting investments for the fund, the portfolio managers may look for several of the following characteristics: higher than average sustainable growth; substantial capacity for growth of revenue and earnings; superior management; alignment to select United Nations Sustainable Development Goals (SDG’s) and other comparable societal goals; strong commitment to research and product development; and differentiated or superior product offerings addressing the structural demand drivers.

Companies’ Environmental, Social and Corporate Governance (“ESG”) practices are also considered as the portfolio managers believe this enhances the investment process.

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The fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. Under normal circumstances, the portfolio managers typically select approximately 25 to 50 securities for the fund.

The fund may utilize foreign currency exchange contracts, options and other derivative instruments. Although the fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to adverse market, economic, political or other conditions, the fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The fund may not achieve its investment objective when it does so.

Under “The Adviser” on page 124 of the statutory prospectus, the row referencing the Fund in the table listing subadvisers of the funds of the Trust will be replaced with the following:

Virtus Duff & Phelps Water Fund	Duff & Phelps

Under “The Subadvisers” beginning on page 125 of the statutory prospectus, the first and second paragraphs will be deleted. Additionally, a paragraph will be added with the following disclosure for Duff & Phelps.

Duff & Phelps, an affiliate of VIA, is located at 200 South Wacker Drive, Suite 500, Chicago, IL 60606. Duff & Phelps acts as subadviser to mutual funds and as adviser or subadviser to closed-end mutual funds and to institutional clients. Duff & Phelps (together with its predecessor) has been in the investment advisory business for more than 70 years. Duff & Phelps manages approximately $11.7 billion as of June 30, 2022, of which $11.7 billion is regulatory assets under management and $1 million is model/emulation assets under contract. Model/emulation assets refer to assets that Duff & Phelps is under contract to deliver a model portfolio to and are not considered regulatory assets under management.

In the Portfolio Management Section beginning on page 127 of the statutory prospectus, the AllianzGI U.S. section will be deleted in its entirety, and a new section will be added for Duff & Phelps as follows.

Virtus Duff & Phelps Water Fund	David D. Grumhaus, Jr (since July 2022)

David D. Grumhaus, Jr. Mr. Grumhaus, President, and Chief Investment Officer of Duff & Phelps. Mr. Grumhaus has served as a Portfolio Manager of the fund since July 2022. Prior to joining Duff & Phelps in 2014, Mr. Grumhaus served as a portfolio manager and director of research for Copia Capital, LLC. Previously, he was an investment banker for Goldman, Sachs & Co., and William Blair & Company, LLC. Mr. Grumhaus began his career in the investment industry in 1989.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the prospectuses dated January 28, 2022, as supplemented.

Investors should retain this supplement with the Prospectuses for future reference.

VST 8060 Water Fund Sub Changes (7/2022)

3

Virtus Water Fund,
a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Statement of Additional Information (“SAI”)
for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus Water Fund (the “Fund”), will be effective July 25, 2022.

◾	Duff & Phelps Investment Management Co. (“Duff & Phelps”), an affiliate of Virtus Investment Advisers, Inc., will manage the Fund as subadviser.

◾	David D. Grumhaus, Jr. will be added as portfolio manager of the Fund.

◾	Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund. Accordingly, all references to AllianzGI U.S., as subadviser of the Fund, and to Andreas Fruschki, CFA, as portfolio manager of the Fund, will be removed from the SAI.

◾	The Fund will be renamed the Virtus Duff & Phelps Water Fund.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

In the “Glossary” beginning on page 3, the entries for “AllianzGI U.S.” and “AllianzGI U.S. Funds” will be removed. In addition, the following entry will be added.

Duff & Phelps	Duff & Phelps Investment Management Co., subadviser to the Water Fund

Also in the “Glossary” the entry for the “Water Fund” will be replaced as follows:

Water Fund	Virtus Duff & Phelps Water Fund

In the Non-Public Portfolio Holdings Information table on page 13, the second entry will be removed and the following entry will be added.

Subadviser (Water Fund)	Duff & Phelps	Daily, with no delay

Under “Proxy Voting Policies” beginning on page 102, the paragraph entitled “AllianzGI U.S. Funds” will be removed.

In addition, the following disclosure will be added:

Duff & Phelps Water Fund

Duff & Phelps has adopted pre-determined proxy voting guidelines (the “Guidelines”) in an effort to ensure shares are voted in the best interests of its clients and the value of the investment, and to address any real or perceived conflicts of interest in proxy voting. The Guidelines allow Duff & Phelps to utilize a qualified, non-affiliated third-party vendor to assist in the review of proxy proposals and making of voting recommendations on behalf of clients consistent with the Guidelines and Duff & Phelps’ clients’ proxy voting guidelines including the Policy, or as determined to be in the best economic interest of Duff & Phelps’ clients.

Duff & Phelps has procedures in place to address conflicts of interest or potential conflicts of interest relating to proxy proposals. Generally, where the Guidelines outline a voting position, either as for or against such proxy proposal, voting will be according to either the Guidelines or the third-party vendor’s policies. When the Guidelines outline a voting position to be determined on a case-by-case basis, or the Guidelines do not list them, then Duff & Phelps will choose to vote the proxy according to either the voting recommendation of a non-affiliated third-party vendor or pursuant to client direction. The method selected will depend on the facts and circumstances of each situation as well as requirements of applicable law.

Duff & Phelps may choose not to vote proxies in certain situations or for certain accounts, such as when:

•	it deems the cost of voting to exceed any anticipated benefit to client;

•	a proxy is received for a security it no longer manages due to the entire position being sold; or

•	exercising voting rights could restrict the ability of the portfolio manager to freely trade the security.

Duff & Phelps may also not be able to vote proxies for any client account that participates in securities lending programs or UMA/MDP.

A complete copy of Duff & Phelps’ current Proxy Voting Policies, Procedures and Guidelines may be obtained by sending a written request to Duff  & Phelps Investment Management Co., Attn: Compliance, 200 S. Wacker Drive, Suite 500, Chicago, Illinois 60606.

Under “Subadvisers and Subadvisory Agreements” beginning on page 109, the paragraph entitled “AllianzGI U.S.” will be removed. In addition, the following disclosure will be added:

Duff & Phelps

Duff & Phelps is located at 200 S. Wacker Drive, Suite 500, Chicago, IL 60606, and is an indirect, wholly-owned subsidiary of Virtus and an affiliate of VIA. Duff & Phelps acts as adviser and subadviser to open- and closed-end funds and as investment adviser to institutions and individuals. Duff & Phelps manages approximately $11.7 billion as of June 30, 2022, of which $11.7 billion is regulatory assets under management and $1 million is model/emulation assets under contract. Model/emulation assets refer to assets that Duff and Phelps is under contract to deliver a model portfolio to and are not considered regulatory assets under management.

For its services as subadviser, VIA pays Duff & Phelps a fee at the rate of 50% of the net advisory fee paid by the Water Fund.

In the table in the “Portfolio Managers” section under the sub-heading “Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest” on page 125, the row for the Fund is replaced in its entirety with the following:

Water Fund	David D. Grumhaus, Jr.

After the table, the header “Potential Conflicts of Interest with Respect to AllianzGI U.S. and NFJ” will be renamed “Potential Conflicts of Interest.”

The disclosure in the “Other Accounts Managed (No Performance Based Fees)” table beginning on page 126 of the SAI will be amended by removing the rows for Mr. Fruschki along with an associated footnote. In addition, rows showing the information for Mr. Grumhaus, Jr. and Mr. Wittwer will be added to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
David D. Grumhaus, Jr.*	2	53.9	0	N/A	0	N/A

*As of June 30, 2022.

Also in the “Portfolio Managers” section, under the sub-header “Portfolio Manager Compensation” beginning on page 128, the paragraph titled “Compensation Structure for AllianzGI U.S.” will be removed. Additionally, the following paragraph will be added:

Compensation Structure for Duff & Phelps and Newfleet

Virtus and certain of its affiliated investment management firms, including Duff & Phelps and Newfleet (collectively, “Virtus”), believe that the firm’s compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Virtus receive a competitive base salary, an incentive bonus

2

opportunity and a benefits package. Certain professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance. Certain key individuals also have the opportunity to take advantage of a long-term incentive compensation program, including potential awards of Virtus restricted stock units (“Virtus RSUs”) with multi-year vesting, subject to Virtus board of directors’ approval. Following is a more detailed description of Virtus’ compensation structure.

Base Salary. Each portfolio manager is paid a fixed base salary, which is designed to be competitive in light of the individual’s experience and responsibilities. Base salary is determined using compensation survey results of investment industry compensation conducted by an independent third-party in evaluating competitive market compensation for its investment management professionals.

Incentive Bonus. Annual incentive payments are based on targeted compensation levels, adjusted based on profitability, investment performance factors and a subjective assessment of contribution to the team effort. The short-term incentive payment is generally paid in cash, but a portion may be made in Virtus RSUs. Individual payments are assessed using comparisons of actual investment performance with specific peer group or index measures. (Current benchmarks and/or peer groups are indicated in the table below.) Performance of the Funds managed is generally measured over one-, three- and five-year periods and an individual manager’s participation is based on the performance of each Fund/account managed.

Fund	Benchmark(s) and/or Peer Group
Water Fund	S&P Global Water Index

While portfolio manager compensation contains a performance component, this component is adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risk. This approach ensures that investment management personnel remain focused on managing and acquiring securities that correspond to a fund’s mandate and risk profile and are discouraged from taking on more risk and unnecessary exposure to chase performance for personal gain. We believe we have appropriate controls in place to handle any potential conflicts that may result from a substantial portion of portfolio manager compensation being tied to performance.

Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of Virtus and its affiliates, including 401(k), health and other employee benefit plans.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 130 of the SAI will be amended by removing the references to Mr. Fruschki. In addition, rows showing the information for Mr. Grumhaus, Jr. will be added to reflect the following information and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Investment Strategies
David D. Grumhaus, Jr.[5]	Water Fund	None	None

5 As of June 30, 2022. Mr. Grumhaus, Jr. became Portfolio Manager of the Water Fund effective July 25, 2022.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the SAI dated January 28, 2022, as supplemented.

Investors should retain this supplement with the SAI for future reference.

VST 8060B Water Fund Sub Changes (7/2022)

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